UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-8572

                              BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                2 Oliver Street
                                Boston, MA 02109
              (Address of principal executive offices) (Zip code)

                                DST Systems Inc.
                             Kansas City, MO 64141
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-254-1000

                  DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                    DATE OF REPORTING PERIOD: JUNE 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

[Background Compass Graphic Omitted]


    BISHOP STREET
        FUNDS


SEMI-ANNUAL
REPORT JUNE 30, 2003


EQUITY FUND
STRATEGIC GROWTH FUND
TAX MANAGED EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND


INVESTMENT ADVISER
BISHOP STREET
CAPITAL MANAGEMENT


[BISHOP STREET FUNDS Logo Omitted]
         YOUR AVENUE
     TO SOUND INVESTMENT

                         [Inside Cover Graphic Omitted]

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS

      LETTER TO SHAREHOLDERS.............................................    2

      INVESTMENT ADVISER'S REPORT........................................    4

      EQUITY FUND
            Management Discussion........................................    6
            Statement of Net Assets......................................    8

      STRATEGIC GROWTH FUND
            Management Discussion........................................   14
            Statement of Net Assets......................................   16

      TAX MANAGED EQUITY FUND
            Management Discussion........................................   20
            Statement of Net Assets......................................   22

      HIGH GRADE INCOME FUND
            Management Discussion........................................   28
            Statement of Net Assets......................................   30

      HAWAII MUNICIPAL BOND FUND
            Management Discussion........................................   36
            Statement of Net Assets......................................   38

      MONEY MARKET & Treasury Money Market Funds
            Management Discussion........................................   48
            Statements of Net Assets.....................................   49

      Statements of Operations...........................................   56

      Statements of Changes in Net Assets................................   58

      Financial Highlights...............................................   62

      Notes to Financial Statements......................................   66

      Board of Trustees and Officers.....................................   72

                                  BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                      FUNDS

[Photo Omitted]
Gregory Ratte

DEAR SHAREHOLDER:

Risk paid off in financial markets in the second quarter. In the U.S. equity market, the top performing popular benchmark was the technology-heavy NASDAQ composite, up a whopping 21.1% versus a still very respectable 15.4% for the broad S&P 500 Composite Index. At the same time, small- and mid-cap stocks handily beat their more mature large-cap cousins, while on average the much beleaguered international markets -- led by the riskiest emerging markets -- substantially outpaced the U.S. Finally, in the fixed-income markets, junk bonds, or "high-yield credits" in polite society, outperformed all other more conservative fixed-income securities.

On the economic front, the story was much more mixed. While the Federal Reserve Bank's (Fed) May deflation alert sent interest rates to fresh multi-decade lows, and the President's tax plan promised immense fiscal stimulus, the economy itself has remained stubbornly weak. The expected post-war capital spending recovery has still not materialized and unemployment continues to rise. Meanwhile, mildly deflationary recessions in both Japan and Germany have added to U.S. softness despite the near-term salutary effects of a weaker U.S. dollar. The only bright spot remains the American consumer, who continued to refinance and spend with abandon, despite declining employment and stagnating incomes.

Given the unprecedented government stimulus, the still vibrant consumer and a projected recovery in business spending, the second half of the year should show an economy expanding at more than twice the rate in the first half. This

Bishop Street Funds                     2

                                              [BISHOP STREET FUNDS Logo Omitted]


would still be below the normal surge in an economy rebounding from a recession, but that is to be expected given the mild nature of the recession. Although the weak international economy and the lingering excesses of the 1990's investment bubble should cap the economy over the near term, a stronger end to this year should provide momentum for an even stronger 2004.

On the fixed-income front, we believe that the great bull market in bonds that began in 1982 is probably over. During that period, the yield on the ten-year Treasury note dropped from 15% to under 3 1/4% in June as inflation was wrung out of the system. Given the Fed's promise to aggressively counter any whiff of deflation, along with a very easy monetary policy, significant fiscal stimulus and a weak currency, yields on Treasury bonds have likely bottomed. In the near term, the Fed's stated intention to hold short rates steady will anchor the yield curve and keep intermediate- and long-term rates from rising too much. That said, the "salad days" of high-coupons and capital gains on bonds due to falling interest rates are behind us. As in the stock market, investors should expect lower nominal bond returns in the years ahead. All in all the outlook is for steady economic healing, but probably modest financial market returns once the equity market has stabilized.

Thank you for your continued support and confidence.


Sincerely,


/s/ Gregory Ratte

Gregory Ratte
Chief Investment Officer
Bishop Street Capital Management



June 30, 2003                           3              www.bishopstreetfunds.com

                                  BISHOP STREET
                           INVESTMENT ADVISER'S REPORT
                                      FUNDS


Since the beginning of the year, government authorities have been doing everything possible to set a recovery in motion. At the June 25th Federal Open Market Committee (FOMC) meeting, the Fed cut their policy lending rate another 25 basis points to 1%. Mortgage refinancing is back at record levels, which will result in additional cash in consumer's pockets. The Bush Administration pushed through another tax cut, which could add $210 billion to the economy over the next fifteen months. This combined monetary and fiscal stimulus has injected tremendous additional liquidity into the financial system. In addition, consumers and corporations alike have been repairing their balance sheets, which will support economic growth once demand returns.

A decisive military victory in Iraq early in the period helped to reduce geopolitical uncertainties and kick-start a 4-month climb in U.S. equities. All major indices surged: the S&P 500 Composite Index advanced 12% for the 6-month period, and small caps were standouts with the Russell 2000 Index up 18%. Although early in the year the negative war sentiment influenced money market yields, in the second quarter yields have been heading higher. Prior to the last Fed meeting, 2-year Treasury yields reached 1.07%. With the Fed rate decrease only 1/4 of a point, bond yields rose sharply as investors concluded that interest rates had bottomed. The money market yield curve, which remained flat since mid-March, steepened slightly at the end of the period as well.

Through much of the first half of the year, the money market world focused on potential rate cuts at the FOMC meetings in March and June. Although the Fed left short-term rates unchanged in March, with the Fed 1/4 point rate cut at the end of June the Federal funds rate reached the lowest rate in 45 years. Heightened industry attention to the pending rate cuts was a result of the


Bishop Street Funds                     4

                                              [BISHOP STREET FUNDS Logo Omitted]


increasingly small spread between money market yields and expense ratios. With 13 rate reductions since 2001, the industry has been struggling to cut fees and keep yields positive. Additional pressure has been added by the increased competition from bank deposits seeking to attract money market fund customers. Although some industry experts believe that the 1/4 point cut left room for the Fed to cut rates further should the economic recovery stall, it is likely that short-term interest rates will remain low for the foreseeable future in order to protect against potential deflation and allow the economy to gain traction.



June 30, 2003                           5              www.bishopstreetfunds.com

                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS


Equity Fund
--------------------------------------------------------------------------------


In the second quarter of 2003, U.S. equity markets sustained the rally which began in mid-March, as investors turned their attention away from Iraq towards an improving economic picture. Despite some downward pressure in its closing days, the quarter saw the S&P 500 Composite Index jump 15.4%, the strongest quarterly performance since 1998 and one of the three best quarters in the past 15 years. For the six months ended June 30, 2003, the Index is up 11.8%. All sectors of the stock market showed absolute gains for the quarter, led by economically sensitive sectors (financials, consumer discretion, information technology) and previously beaten-down sectors (telecom and utilities). More defensive healthcare, consumer staples, and energy stocks lagged the Index.

Stock prices appear to be discounting significant economic recovery in the second half of the year, despite scant confirmation that the widely expected post-war bounce has yet materialized. Investors evidently are betting that the positive effects of tax cuts, low interest rates, and a weaker dollar will begin to be seen shortly. We are generally in agreement with that view, but note that the economic recovery remains fragile.

For the second quarter, the Bishop Street Equity Fund Institutional Class Shares* returned 14.1%, slightly lagging the S&P 500 Composite Index's total return of 15.4%. This moderate underperformance was driven primarily by the Fund's large-cap orientation, as mid-cap and small-cap stocks strongly led the market during the quarter. Year to date, the Fund is up 11.2%. We remain confident that our focus on financially strong companies in growing markets will provide superior return relative to risk, and reward investors with longer-term time horizons.


* During the second quarter ended June 30, 2003, the Bishop Street Equity Fund (Class A Shares) produced a total return of 13.9%. Including the maximum sales charge of 5.75%, total return was 7.5%. Past performance is no guarantee of future results.


Bishop Street Funds                     6

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
  BISHOP STREET EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE S&P 500
                  COMPOSITE INDEX AND THE CONSUMER PRICE INDEX.

                  [Line Graph Omitted] Plot Points as Follows:

            Bishop Street     Bishop Street
            Equity Fund,      Equity Fund,        S&P 500          Consumer
        Institutional Class#    Class A#+     Composite Index     Price Index
1/31/97        $10,000           $ 9,425          $10,000           $10,000
6/97            11,105            10,466           11,351            10,060
12/97           12,032            11,340           12,551            10,151
6/98            14,165            13,351           14,773            10,201
12/98           16,008            15,088           16,141            10,293
6/99            17,807            16,784           18,139            10,386
12/99           19,909            18,739           19,535            10,553
6/00            19,698            18,497           19,453            10,765
12/00           16,684            15,649           17,757            10,906
6/01            13,901            12,281           16,567            11,115
12/01           12,411            10,947           15,646            11,070
6/02            10,269             9,045           13,587            11,226
12/02            9,301             8,192           12,188            11,338
6/03            10,342             9,091           13,621            11,463

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           #Account value if you reinvested income and capital gains.



              AVERAGE ANNUAL TOTAL RETURNS++
----------------------------------------------------------
   SIX        ONE     ANNUALIZED  ANNUALIZED  ANNUALIZED
  MONTH      YEAR       3 YEAR      5 YEAR     INCEPTION
RETURN+++   RETURN      RETURN      RETURN      TO DATE
----------------------------------------------------------
  11.19%      0.71%     -19.33%     -6.10%       0.68%    Institutional Class*
----------------------------------------------------------
  10.98%      0.51%     -19.52%     -6.30%+    -11.14%    Class A**
----------------------------------------------------------
   4.56%     -5.22%     -21.10%     -7.40%+    -12.43%    Class A, with load***
----------------------------------------------------------
  * Commenced operations on 01/30/97.
 ** Commenced operations on 06/14/99.
*** Reflects 5.75% sales charge.
  + Prior performance information represents performance of the Institutional
    Class, which was offered on 01/30/97. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
 ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+++ The six month return has not been annualized.


June 30, 2003                           7              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS*

   --------------------------------------------------------------------------
                                                             Percentage of
                                                             Investments*
    ------------------------------------------------------------------------
     1.  Pfizer                                                   4.9%
    ------------------------------------------------------------------------
     2.  General Electric                                         3.6%
    ------------------------------------------------------------------------
     3.  Amgen                                                    3.3%
    ------------------------------------------------------------------------
     4.  American International Group                             3.0%
    ------------------------------------------------------------------------
     5.  Bank of America                                          3.0%
    ------------------------------------------------------------------------
     6.  Wal-Mart Stores                                          2.9%
    ------------------------------------------------------------------------
     7.  Microsoft                                                2.8%
    ------------------------------------------------------------------------
     8.  Johnson & Johnson                                        2.7%
    ------------------------------------------------------------------------
     9.  Symantec                                                 2.7%
    ------------------------------------------------------------------------
    10.  Citigroup                                                2.7%

   --------------------------------------------------------------------------
   *EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES
    LENDING.


                             STATEMENT OF NET ASSETS


                                                                        Market
                                                                         Value
      Shares                                                             (000)
    ----------                                                         ---------

                              COMMON STOCK -- 96.7%
ADVERTISING -- 1.7%
     32,630    Omnicom Group (A)                                       $  2,340
                                                                       --------
AEROSPACE & DEFENSE -- 1.7%
     32,810    General Dynamics                                           2,379
                                                                       --------
AIR FREIGHT & COURIERS -- 1.4%
     30,890    United Parcel Service, Cl B (A)                            1,968
                                                                       --------
BANKS -- 8.3%
     51,140    Bank of America                                            4,042
     55,720    Mellon Financial                                           1,546
     54,150    Washington Mutual                                          2,236
     71,040    Wells Fargo                                                3,581
                                                                       --------
                                                                         11,405
                                                                       --------
BIOTECHNOLOGY -- 4.8%
     67,130    Amgen*                                                     4,460
     80,960    Baxter International                                       2,105
                                                                       --------
                                                                          6,565
                                                                       --------


Bishop Street Funds                     8

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
    ----------                                                         ---------
BROADCASTING & CABLE -- 2.7%
     53,020    Clear Channel Communications*                           $  2,248
     45,894    Univision Communications, Cl A* (A)                        1,395
                                                                       --------
                                                                          3,643
                                                                       --------
CHEMICALS - DIVERSE -- 0.8%
     45,680    Ecolab (A)                                                 1,169
                                                                       --------
COMPUTER HARDWARE -- 0.8%
     35,000    Dell Computer*                                             1,119
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 4.6%
     85,193    Citigroup                                                  3,646
     15,411    Fannie Mae                                                 1,039
     18,740    Goldman Sachs Group                                        1,570
                                                                       --------
                                                                          6,255
                                                                       --------
ELECTRICAL SERVICES -- 0.4%
     28,480    Duke Energy                                                  568
                                                                       --------
FOOD DISTRIBUTORS -- 1.5%
     67,940    Sysco                                                      2,041
                                                                       --------
GENERAL MERCHANDISE -- 5.0%
     36,690    Michaels Stores* (A)                                       1,396
     40,660    Target                                                     1,539
     73,760    Wal-Mart Stores                                            3,959
                                                                       --------
                                                                          6,894
                                                                       --------
HEALTHCARE - DISTRIBUTION/SERVICES -- 1.7%
     47,700    UnitedHealth Group                                         2,397
                                                                       --------
HOTELS -- 1.1%
     47,310    Carnival (A)                                               1,538
                                                                       --------
HOUSEHOLD PRODUCTS -- 1.8%
     27,710    Procter & Gamble                                           2,471
                                                                       --------
INDUSTRIAL CONGLOMERATES -- 5.1%
     16,540    3M                                                         2,134
    170,405    General Electric                                           4,887
                                                                       --------
                                                                          7,021
                                                                       --------
INDUSTRIAL GASES -- 1.7%
     38,100    Praxair                                                    2,290
                                                                       --------


June 30, 2003                           9              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
    ----------                                                         ---------
INSURANCE - MULTI-LINE -- 6.5%
     35,090    Allstate                                                $  1,251
     22,980    AMBAC Financial Group                                      1,522
     73,245    American International Group                               4,042
    131,107    Travelers Property Casualty, Cl B                          2,068
                                                                       --------
                                                                          8,883
                                                                       --------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.8%
     43,200    SBC Communications                                         1,104
     67,450    Verizon Communications                                     2,661
                                                                       --------
                                                                          3,765
                                                                       --------
MACHINERY - INDUSTRIAL -- 3.2%
     33,410    Illinois Tool Works (A)                                    2,200
     50,750    SPX* (A)                                                   2,236
                                                                       --------
                                                                          4,436
                                                                       --------
MOVIES & ENTERTAINMENT -- 0.7%
     50,660    Walt Disney                                                1,000
                                                                       --------
OIL & GAS - DRILLING -- 1.6%
     94,350    GlobalSantaFe                                              2,202
                                                                       --------
OIL & GAS - EQUIPMENT/SERVICES -- 1.2%
     35,420    Schlumberger                                               1,685
                                                                       --------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%
     25,870    Devon Energy                                               1,381
                                                                       --------
OIL & GAS - INTEGRATED -- 2.3%
     87,240    Exxon Mobil                                                3,133
                                                                       --------
PHARMACEUTICALS -- 11.2%
     41,810    Abbott Laboratories                                        1,829
     12,690    Forest Laboratories*                                         695
     71,338    Johnson & Johnson                                          3,688
    195,042    Pfizer                                                     6,661
     53,891    Wyeth                                                      2,455
                                                                       --------
                                                                         15,328
                                                                       --------
PRINTING & PUBLISHING -- 0.7%
     22,490    Viacom, Cl B*                                                982
                                                                       --------
RETAIL - BEVERAGES -- 0.9%
     25,410    Anheuser-Busch                                             1,297
                                                                       --------


Bishop Street Funds                    10

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Shares/Face                                                          Value
    Amount (000)                                                         (000)
    ------------                                                       ---------
RETAIL - HOME IMPROVEMENT -- 0.9%
     38,760    Home Depot                                              $  1,284
                                                                       --------
RETAIL - TOBACCO -- 1.1%
     32,800    Altria Group                                               1,490
                                                                       --------
SEMI-CONDUCTORS -- 2.4%
     71,630    Intel                                                      1,489
     57,852    Linear Technology (A)                                      1,863
                                                                       --------
                                                                          3,352
                                                                       --------
SEMI-CONDUCTORS EQUIPMENT -- 1.4%
    125,150    Applied Materials*                                         1,985
                                                                       --------
SOFT DRINKS -- 1.8%
     55,090    PepsiCo                                                    2,451
                                                                       --------
SYSTEMS SOFTWARE -- 8.2%
    129,710    BEA Systems* (A)                                           1,409
     58,716    Mercury Interactive* (A)                                   2,267
    151,434    Microsoft                                                  3,878
     83,412    Symantec*                                                  3,658
                                                                       --------
                                                                         11,212
                                                                       --------
TELECOMMUNICATION EQUIPMENT -- 2.1%
    171,770    Nokia ADR                                                  2,822
                                                                       --------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
    109,300    Vodafone Group ADR (A)                                     2,148
                                                                       --------
               TOTAL COMMON STOCK (Cost $133,289)                       132,899
                                                                       --------

                        CORPORATE OBLIGATIONS (B) -- 4.8%
BANKS -- 4.7%
               AMEX Centurion Bank, MTN
     $1,629    1.054%, 09/24/03                                           1,629
               Bear Stearns, MTN
      3,257    1.505%, 02/03/04                                           3,257
               Washington Mutual Bank
      1,629    1.180%, 11/26/03                                           1,629
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $6,515)                  6,515
                                                                       --------


June 30, 2003                          11              www.bishopstreetfunds.com

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Face Amount                                                          Value
   (000)/Shares                                                          (000)
   ------------                                                        ---------

                          COMMERCIAL PAPER (B) -- 4.5%
               Countrywide Home Loans
     $2,932    1.500%, 07/01/03                                        $  2,932
               Four Winds Funding
      3,257    1.550%,07/01/03                                            3,257
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $6,189)                       6,189
                                                                       --------

                            CASH EQUIVALENTS -- 2.5%
  1,725,471    Dreyfus Cash Management Fund                               1,725
  1,725,472    Fidelity Institutional Money Market Fund                   1,725
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $3,450)                       3,450
                                                                       --------

                        REPURCHASE AGREEMENTS (B) -- 4.1%
               Bank of America, 1.440%, dated 06/30/03, due
               07/01/03, repurchase price $3,782,239 (collateralized
               by a mortgage obligation total par value $5,314,317,
               6.000%,
     $3,782    05/20/33: total market value $3,971,193)                   3,782
               Lehman Brothers, 1.455%, dated 06/30/03, due
               07/01/03, repurchase price $1,845,721 (collateralized
               by a mortgage obligation total par value $1,882,947,
               4.000%,
      1,846    05/25/33: total market value $1,938,281)                   1,846
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $5,628)                  5,628
                                                                       --------
TOTAL INVESTMENTS (Cost $155,071) -- 112.6%                             154,681
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (12.6)%
   Payable Upon Return of Securities Loaned                             (18,332)
   Investment Adviser Fees Payable                                          (82)
   Administrative Fees Payable                                              (13)
   Other Assets and Liabilities, Net                                      1,150
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (17,277)
                                                                       --------


Bishop Street Funds                    12

Equity Fund                                                          (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
                                                                         (000)
                                                                       ---------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 16,279,553 Outstanding Shares of
 Beneficial Interest                                                   $199,350
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 183,251 Outstanding Shares of Beneficial Interest             6,763
Distributions in Excess of Net Investment Income                             (9)
Accumulated Net Realized Loss on Investments                            (68,310)
Net Unrealized Depreciation on Investments                                 (390)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $137,404
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($135,883,293 / 16,279,553 SHARES)                                  $   8.35
                                                                       ========
NET ASSET VALUE, REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,520,980 / 183,251 SHARES)                                       $   8.30
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($8.30 / 94.25%)                                     $   8.81
                                                                       ========

* NON-INCOME PRODUCING SECURITY
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2003 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $17,661,011.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2003 WAS $18,332,313.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          13              www.bishopstreetfunds.com

                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS

Strategic Growth Fund
--------------------------------------------------------------------------------


The U.S. market performed strongly this quarter, with the S&P 500 Composite and Nasdaq 100 Indices rising some 15.4% and 18.0%, respectively. Hopes of a stabilizing economy after the end of the war and a growing number of positive earnings revisions backed by more confident feedback from corporations fueled this rally.

The Strategic Growth Fund portfolio strongly outperformed the S&P 500 Composite Index benchmark for the second quarter, returning 18.9% as compared to 15.4% for the quarter. Five holdings were replaced in the portfolio during the quarter, with a globally neutral impact on sector exposures. The portfolio's strong performance was driven by companies across a wide range of industries: the top 10 performers belonging to 9 different industry groups, ranging from credit cards to hardware and healthcare services.

While the economic rebound is less strong than we had hoped to see after the war, we continue to believe that the recovery is on track. Better corporate earnings will also help market confidence build up gradually for the medium-term, regardless of any short-term correction following the recent rise.

This makes us confident that the current situation is sustainable, although a short-term correction would not be abnormal after the strong performance of the last few months. Both second quarter earnings and the outlook for the rest of the year should reflect the beneficial effects of exchange rates and interest rates, and help current valuations look acceptable.

Because we don't know when demand will start picking up, however, we expect our quantitative model to keep the current global sector exposures unchanged for the moment, rather than shift further to economically-sensitive holdings. Therefore, it is likely that portfolio turnover in the near term will be driven primarily by company-specific factors rather than macroeconomics.


Bishop Street Funds                    14

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET
    STRATEGIC GROWTH FUND INSTITUTIONAL CLASS VERSUS THE S&P 500/BARRA GROWTH INDEX, THE S&P 500 COMPOSITE INDEX, THE CONSUMER PRICE INDEX AND THE LIPPER
                        LARGE CAP GROWTH CLASSIFICATION.


                  [Line Graph Omitted] Plot Points as Follows:

        Bishop Street          S&P 500         S&P 500         Consumer       Lipper Large
    Strategic Growth Fund,      /BARRA        Composite         Price         Cap Growth
     Institutional Class#    Growth Index       Index           Index        Classificiation
7/1/02     $10,000             $10,000         $10,000         $10,000          $10,000
7/02         9,060               9,520           9,220          10,020            9,255
8/02         9,160               9,580           9,281          10,040            9,279
9/02         8,289               8,588           8,272          10,060            8,445
10/02        8,769               9,383           9,000          10,080            9,119
11/02        9,199               9,838           9,530          10,090            9,512
12/02        8,639               9,198           8,970          10,100            8,843
1/03         8,599               8,969           8,735          10,131            8,666
2/03         8,489               8,942           8,604          10,191            8,594
3/03         8,669               9,123           8,687          10,222            8,756
4/03         9,469               9,734           9,403          10,191            9,376
5/03         9,960              10,052           9,898          10,191            9,831
6/03        10,309              10,235          10,025          10,212            9,922


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           #Account value if you reinvested income and capital gains.

                          AVERAGE ANNUAL TOTAL RETURNS+
                            -------------------------
                               SIX      CUMULATIVE
                              MONTH      INCEPTION
                             RETURN++     TO DATE
                            -------------------------
                              19.33%        3.10%     Institutional Class*
                            -------------------------



 * Commenced operations on 07/01/02.
 + Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ The six month return has not been annualized.

June 30, 2003                          15              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS

   --------------------------------------------------------------------------
                                                             Percentage of
                                                              Investments
    ------------------------------------------------------------------------
     1.  International Game Technology                            2.2%
    ------------------------------------------------------------------------
     2.  Gilead Sciences                                          2.2%
    ------------------------------------------------------------------------
     3.  Capital One Financial                                    2.2%
    ------------------------------------------------------------------------
     4.  Apollo Group, Cl A                                       2.2%
    ------------------------------------------------------------------------
     5.  Oxford Health Plans                                      2.1%
    ------------------------------------------------------------------------
     6.  UnitedHealth Group                                       2.1%
    ------------------------------------------------------------------------
     7.  eBay                                                     2.1%
    ------------------------------------------------------------------------
     8.  Amgen                                                    2.1%
    ------------------------------------------------------------------------
     9.  Hewlett-Packard                                          2.1%
    ------------------------------------------------------------------------
    10.  Barr Laboratories                                        2.1%

   --------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     ---------                                                         ---------


                              COMMON STOCK -- 99.9%
AEROSPACE & DEFENSE -- 1.9%
      7,200    United Technologies                                     $    510
                                                                       --------
BANKS -- 4.0%
     18,500    SouthTrust                                                   503
     13,100    Washington Mutual                                            541
                                                                       --------
                                                                          1,044
                                                                       --------
BIOTECHNOLOGY -- 2.1%
      8,400    Amgen*                                                       558
                                                                       --------
CASINOS -- 2.2%
      5,600    International Game Technology*                               573
                                                                       --------
COMPUTER HARDWARE -- 4.0%
     15,200    Dell Computer*                                               486
     26,200    Hewlett-Packard                                              558
                                                                       --------
                                                                          1,044
                                                                       --------


Bishop Street Funds                    16

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
    --------                                                           ---------

COMPUTER SYSTEMS & SERVICES -- 5.7%
     10,400    Affiliated Computer Services, Cl A*                     $    476
     29,700    Cendant*                                                     544
     11,400    First Data                                                   472
                                                                       --------
                                                                          1,492
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 6.1%
     11,600    Capital One Financial                                        571
      7,100    Fannie Mae                                                   479
     16,100    JP Morgan Chase                                              550
                                                                       --------
                                                                          1,600
                                                                       --------
E-COMMERCE -- 2.1%
      5,400    eBay*                                                        563
                                                                       --------
EDUCATIONAL SERVICES -- 2.1%
      9,200    Apollo Group, Cl A*                                          568
                                                                       --------
ELECTRONIC EQUIPMENT/INSTRUMENTS -- 2.0%
     12,300    L-3 Communications Holdings*                                 535
                                                                       --------
GENERAL MERCHANDISE -- 11.7%
     13,000    Bed Bath & Beyond*                                           505
     12,200    Best Buy*                                                    536
     12,400    Lowe's                                                       533
     16,200    Sears Roebuck                                                545
     25,800    Staples*                                                     473
     17,000    Yum! Brands*                                                 502
                                                                       --------
                                                                          3,094
                                                                       --------
HEALTHCARE - DISTRIBUTION/SERVICES -- 12.4%
     20,200    Caremark Rx*                                                 519
      8,000    Express Scripts*                                             546
     13,400    Oxford Health Plans*                                         563
      9,500    St. Jude Medical*                                            546
     11,200    UnitedHealth Group                                           563
      6,200    WellPoint Health Networks*                                   523
                                                                       --------
                                                                          3,260
                                                                       --------
INDUSTRIAL CONGLOMERATES -- 2.0%
     27,700    Tyco International                                           526
                                                                       --------
INSURANCE - MULTI-LINE -- 5.8%
      6,500    Everest Re Group                                             497
     11,400    MGIC Investment                                              532
     10,800    RenaissanceRe Holdings                                       492
                                                                       --------
                                                                          1,521
                                                                       --------


June 30, 2003                          17              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          ---------

MISCELLANEOUS CONSUMER SERVICES -- 2.1%
     12,700    H&R Block                                               $    549
                                                                       --------
MOTORCYCLE MANUFACTURERS -- 1.8%
     11,800    Harley-Davidson                                              470
                                                                       --------
NETWORKING EQUIPMENT -- 1.8%
     28,600    Cisco Systems*                                               477
                                                                       --------
PHARMACEUTICALS -- 10.3%
      8,450    Barr Laboratories*                                           553
     11,000    Biovail*                                                     518
      8,500    Cardinal Health                                              547
      9,700    Forest Laboratories*                                         531
     10,300    Gilead Sciences*                                             572
                                                                       --------
                                                                          2,721
                                                                       --------
RETAIL - AUTOMOTIVE -- 2.0%
      7,000    Autozone*                                                    532
                                                                       --------
SEMI-CONDUCTORS -- 8.0%
     21,700    Broadcom, Cl A*                                              540
     24,700    Intel                                                        513
     22,000    Microchip Technology                                         542
     10,400    QLogic*                                                      503
                                                                       --------
                                                                          2,098
                                                                       --------
SYSTEMS SOFTWARE -- 3.9%
      7,000    Electronic Arts*                                             518
     11,400    Intuit*                                                      508
                                                                       --------
                                                                          1,026
                                                                       --------
TELECOMMUNICATION EQUIPMENT -- 3.8%
     27,600    Nextel Communications, Cl A*                                 499
     13,800    Qualcomm                                                     493
                                                                       --------
                                                                            992
                                                                       --------
WHOLESALE - FOOD -- 2.1%
     17,550    Dean Foods*                                                  553
                                                                       --------
               TOTAL COMMON STOCK (Cost $21,624)                         26,306
                                                                       --------
TOTAL INVESTMENTS (COST $21,624) -- 99.9%                                26,306
                                                                       --------


Bishop Street Funds                    18

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
                                                                         (000)
                                                                       ---------
                      OTHER ASSETS AND LIABILITIES -- 0.1%

   Investment Adviser Fees Payable                                     $    (15)
   Administrative Fees Payable                                               (2)
   Other Assets and Liabilities, Net                                         33
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                           16
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 2,552,756 Outstanding Shares of
 Beneficial Interest                                                     24,940
Accumulated Net Investment Loss                                             (94)
Accumulated Net Realized Loss on Investments                             (3,206)
Net Unrealized Appreciation on Investments                                4,682
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $ 26,322
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                              $  10.31
                                                                       ========

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          19              www.bishopstreetfunds.com

                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS


Tax Managed Equity Fund
--------------------------------------------------------------------------------


For the second quarter, the Bishop Street Tax-Managed Fund returned 12.8%, moderately underperforming the S&P 500 Composite Index total return of 15.4%. The Fund's conservative structure (favoring less volatile, larger-capitalization stocks), may have contributed to lagging performance during periods of very strong rising markets, as was seen in the second quarter. In addition, profits were actively harvested in the quarter, offset by losses taken earlier in the year, helping to mitigate ordinary capital gains treatment within the Fund.

Despite the weak U.S. economic results and stagnant corporate earnings, we continue to believe that our conservative positioning and active tax management will reward investors over the long-term.


Bishop Street Funds                    20

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET TAX MANAGED EQUITY FUND INSTITUTIONAL CLASS VERSUS THE S&P 500 COMPOSITE INDEX,
     THE CONSUMER PRICE INDEX AND THE LIPPER LARGE CAP CORE CLASSIFICATION.

                  [Line Graph Omitted] Plot Points as Follows:

            Bishop Street
             Tax Managed         S&P 500                         Lipper Large
            Equity Fund,        Composite        Consumer          Cap Core
        Institutional Class#      Index         Price Index     Classification
11/13/02       $10,000           $10,000          $10,000           $10,000
11/02           10,480            10,589           10,010            10,507
12/02            9,843             9,966           10,020             9,891
1/03             9,543             9,705           10,050             9,630
2/03             9,402             9,560           10,110             9,486
3/03             9,501             9,652           10,141             9,573
4/03            10,254            10,448           10,110            10,302
5/03            10,665            10,998           10,110            10,812
6/03            10,713            11,139           10,131            10,918

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           #Account value if you reinvested income and capital gains.


                          AVERAGE ANNUAL TOTAL RETURNS+
                            -------------------------
                               SIX      CUMULATIVE
                              MONTH     INCEPTION
                             RETURN++     TO DATE
                            -------------------------
                              8.84%        7.13%     Institutional Class*
                            -------------------------



 * Commenced operations on 11/13/02.
 + Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ The six month return has not been annualized.


June 30, 2003                          21              www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS

   --------------------------------------------------------------------------
                                                             Percentage of
                                                              Investments
    ------------------------------------------------------------------------
     1.  Pfizer                                                   4.1%
    ------------------------------------------------------------------------
     2.  General Electric                                         3.8%
    ------------------------------------------------------------------------
     3.  Microsoft                                                3.0%
    ------------------------------------------------------------------------
     4.  Exxon Mobil                                              3.0%
    ------------------------------------------------------------------------
     5.  Wal-Mart Stores                                          2.8%
    ------------------------------------------------------------------------
     6.  Symantec                                                 2.4%
    ------------------------------------------------------------------------
     7.  Citigroup                                                2.3%
    ------------------------------------------------------------------------
     8.  Bank of America                                          2.2%
    ------------------------------------------------------------------------
     9.  Merck                                                    2.1%
    ------------------------------------------------------------------------
    10.  Johnson & Johnson                                        2.1%

   --------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS


                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          ---------

                              COMMON STOCK -- 97.3%
ADVERTISING -- 1.1%
      4,960    Omnicom Group                                           $    356
                                                                       --------
AEROSPACE & DEFENSE -- 1.2%
      5,030    General Dynamics                                             365
                                                                       --------
AIR FREIGHT & COURIERS -- 1.0%
      4,840    United Parcel Service, Cl B                                  308
                                                                       --------
ALUMINUM -- 1.1%
     12,960    Alcoa                                                        330
                                                                       --------
BANKS -- 8.4%
      8,590    Bank of America                                              679
     18,010    US Bancorp                                                   441
     10,970    Wachovia                                                     438
     10,540    Washington Mutual                                            435
     12,230    Wells Fargo                                                  617
                                                                       --------
                                                                          2,610
                                                                       --------


Bishop Street Funds                    22

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
    --------                                                           ---------

BIOTECHNOLOGY -- 1.3%
      4,980    Amgen*                                                  $    331
      1,910    Biogen*                                                       72
                                                                       --------
                                                                            403
                                                                       --------
BROADCASTING & CABLE -- 1.8%
      3,995    Clear Channel Communications*                                169
      6,630    EchoStar Communications, Cl A*                               229
      4,920    Univision Communications, Cl A*                              150
                                                                       --------
                                                                            548
                                                                       --------
CHEMICALS - DIVERSE -- 0.8%
      3,530    Du Pont EI de Nemours                                        147
      3,460    Ecolab                                                        89
                                                                       --------
                                                                            236
                                                                       --------
COMPUTER HARDWARE -- 2.8%
     13,060    Dell Computer*                                               417
      5,400    International Business Machines                              446
                                                                       --------
                                                                            863
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 6.6%
      7,580    American Express                                             317
     16,560    Citigroup                                                    709
      3,600    Fannie Mae                                                   243
      2,600    Freddie Mac                                                  132
      2,000    Goldman Sachs Group                                          167
      5,760    Merrill Lynch                                                269
      5,210    Morgan Stanley                                               223
                                                                       --------
                                                                          2,060
                                                                       --------
ELECTRICAL SERVICES -- 1.0%
     15,800    Duke Energy                                                  315
                                                                       --------
FOOTWEAR -- 0.6%
      3,640    Nike, Cl B                                                   195
                                                                       --------
GENERAL MERCHANDISE -- 4.5%
      4,765    Bed Bath & Beyond*                                           185
      8,600    Target                                                       326
     16,440    Wal-Mart Stores                                              882
                                                                       --------
                                                                          1,393
                                                                       --------
HEALTHCARE - DISTRIBUTION/SERVICES -- 1.2%
      7,380    UnitedHealth Group                                           371
                                                                       --------


June 30, 2003                          23              www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          ---------

HOTELS -- 0.4%
      4,300    Carnival                                                $    140
                                                                       --------
HOUSEHOLD PRODUCTS -- 1.7%
      5,970    Procter & Gamble                                             532
                                                                       --------
INDUSTRIAL CONGLOMERATES -- 5.4%
      3,980    3M                                                           513
     40,720    General Electric                                           1,168
                                                                       --------
                                                                          1,681
                                                                       --------
INDUSTRIAL GASES -- 0.5%
      2,610    Praxair                                                      157
                                                                       --------
INSURANCE - MULTI-LINE -- 4.9%
      5,420    AFLAC                                                        167
      5,500    Allstate                                                     196
      1,620    AMBAC Financial Group                                        107
     10,700    American International Group                                 590
      5,820    MBIA                                                         284
     12,650    Travelers Property Casualty, Cl B                            200
                                                                       --------
                                                                          1,544
                                                                       --------
INTEGRATED TELECOMMUNICATION SERVICES -- 3.0%
      3,070    BellSouth                                                     82
     11,760    SBC Communications                                           300
     13,830    Verizon Communications                                       546
                                                                       --------
                                                                            928
                                                                       --------
MACHINERY - INDUSTRIAL -- 1.7%
      4,900    Illinois Tool Works                                          323
      4,900    SPX*                                                         216
                                                                       --------
                                                                            539
                                                                       --------
MOTORCYCLE MANUFACTURERS -- 0.7%
      5,755    Harley-Davidson                                              229
                                                                       --------
MOVIES & ENTERTAINMENT -- 1.2%
     14,750    AOL Time Warner*                                             237
      7,580    Walt Disney                                                  150
                                                                       --------
                                                                            387
                                                                       --------
NETWORKING EQUIPMENT -- 1.9%
     36,100    Cisco Systems*                                               602
                                                                       --------


Bishop Street Funds                    24

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          ---------

OIL & GAS - EQUIPMENT/SERVICES -- 1.3%
     11,640    Halliburton                                             $    268
      2,810    Schlumberger                                                 133
                                                                       --------
                                                                            401
                                                                       --------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.5%
      6,560    Anadarko Petroleum                                           292
      3,320    Devon Energy                                                 177
                                                                       --------
                                                                            469
                                                                       --------
OIL & GAS - INTEGRATED -- 3.5%
      2,160    ChevronTexaco                                                156
     25,720    Exxon Mobil                                                  923
                                                                       --------
                                                                          1,079
                                                                       --------
PERSONAL PRODUCTS -- 1.1%
      5,690    Avon Products                                                354
                                                                       --------
PHARMACEUTICALS -- 13.5%
      8,370    Abbott Laboratories                                          366
     13,470    Bristol-Myers Squibb                                         366
      5,360    Forest Laboratories*                                         294
     12,580    Johnson & Johnson                                            650
      5,400    Medtronic                                                    259
     11,010    Merck                                                        667
     37,388    Pfizer                                                     1,277
      7,320    Wyeth                                                        333
                                                                       --------
                                                                          4,212
                                                                       --------
PRINTING & PUBLISHING -- 1.1%
      7,810    Viacom, Cl B*                                                341
                                                                       --------
RAILROADS -- 1.1%
      6,140    Union Pacific                                                356
                                                                       --------
RETAIL - BEVERAGES -- 2.7%
      7,470    Anheuser-Busch                                               382
      9,940    Coca-Cola                                                    461
                                                                       --------
                                                                            843
                                                                       --------
RETAIL - DRUGS -- 1.0%
     11,170    CVS                                                          313
                                                                       --------
RETAIL - FOOD -- 0.4%
      3,800    Kraft Foods, Cl A                                            124
                                                                       --------


June 30, 2003                          25              www.bishopstreetfunds.com

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
     --------                                                          ---------

RETAIL - HOME IMPROVEMENT -- 1.5%
     13,790    Home Depot                                              $    457
                                                                       --------
RETAIL - TOBACCO -- 1.5%
     10,000    Altria Group                                                 454
                                                                       --------
SEMI-CONDUCTORS -- 2.0%
     21,740    Intel                                                        452
      5,070    Linear Technology                                            163
                                                                       --------
                                                                            615
                                                                       --------
SOFT DRINKS -- 1.0%
      6,880    PepsiCo                                                      306
                                                                       --------
SPECIALTY STORES -- 0.7%
      6,730    Tiffany                                                      220
                                                                       --------
SYSTEMS SOFTWARE -- 6.9%
      3,770    Mercury Interactive*                                         145
     36,250    Microsoft                                                    928
     28,360    Oracle*                                                      341
     17,000    Symantec*                                                    746
                                                                       --------
                                                                          2,160
                                                                       --------
TELECOMMUNICATION EQUIPMENT -- 0.6%
     11,000    Nokia ADR                                                    181
                                                                       --------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
     18,000    Vodafone Group ADR                                           354
                                                                       --------
               TOTAL COMMON STOCK (Cost $28,347)                         30,331
                                                                       --------

                            CASH EQUIVALENTS -- 2.5%
    383,722    Dreyfus Cash Management Fund                                 384
    383,722    Fidelity Institutional Money Market Fund                     384
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $768)                           768
                                                                       --------
TOTAL INVESTMENTS (COST $29,115) -- 99.8%                                31,099
                                                                       --------


Bishop Street Funds                    26

Tax Managed Equity Fund                                              (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
                                                                         (000)
                                                                       ---------


                      OTHER ASSETS AND LIABILITIES -- 0.2%

   Investment Adviser Fees Payable                                     $    (13)
   Administrative Fees Payable                                               (3)
   Other Assets and Liabilities, Net                                         75
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                           59
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 2,922,540 Outstanding Shares of
  Beneficial Interest                                                    29,126
Distributions in Excess of Net Investment Income                             (4)
Accumulated Net Realized Gain on Investments                                 52
Net Unrealized Appreciation on Investments                                1,984
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $ 31,158
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                              $  10.66
                                                                       ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          27              www.bishopstreetfunds.com

                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS

High Grade Income Fund
--------------------------------------------------------------------------------

With the war in Iraq and any heightened terrorist threat seemingly behind us, the financial markets focused on the slow pace of the economic recovery during the second quarter. The fixed-income markets in particular were preoccupied with the Federal Reserve's possible deflation scenario and interest rates fell to multi-decade lows. By the end of the quarter, the Fed had eased interest rates by 25 basis points but also disappointed the bond market by changing their assessment of the risk of weakness in the economy from negative to neutral. As a result, the quarter ended with yields significantly off of their all-time lows, though interest rates were still approximately 20 to 30 basis points lower than the first quarter 2003.

Corporate bonds outperformed all other sectors as investors reached for higher yields than historical low-yielding treasuries. The lower investment grade sector was the place to be as credit risk paid an additional 200+ basis points of excess return.

During the quarter, bonds with lower credit ratings appreciated more in price than those with higher credit ratings, leading to higher returns for the quarter. The performance of the Fund was therefore hindered by its preference for higher rated credits, and underperformed against the index, which contains a greater percentage of lower rated credits. Our slightly short positioning on the curve also worked against us as the longer maturities had better returns. We remain slightly short duration, however, and we look to add positive performance going into the second half of the year and into 2004.


Bishop Street Funds                    28

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
  BISHOP STREET HIGH GRADE INCOME FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE CONSUMER PRICE INDEX.

                  [Line Graph Omitted] Plot Points as Follows:

            Bishop Street     Bishop Street
             High Grade        High Grade     Lehman Brothers
            Income Fund,      Income Fund,   U.S. Government/      Consumer
        Institutional Class#    Class A#+      Credit Index       Price Index
1/31/97        $10,000           $ 9,525          $10,000           $10,000
6/97            10,216             9,731           10,261            10,060
12/97           10,793            10,280           10,962            10,151
6/98            11,191            10,660           11,419            10,201
12/98           11,774            11,215           12,000            10,293
6/99            11,316            10,755           11,727            10,386
12/99           11,264            10,651           11,741            10,553
6/00            11,778            11,110           12,230            10,765
12/00           12,419            11,701           13,131            10,906
6/01            12,690            11,942           13,592            11,115
12/01           13,307            12,523           14,247            11,070
6/02            13,834            12,990           14,711            11,226
12/02           14,843            13,922           15,818            11,338
6/03            15,521            14,543           16,645            11,463

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           #Account value if you reinvested income and capital gains.


               AVERAGE ANNUAL TOTAL RETURNS++
-----------------------------------------------------------
   SIX         ONE     ANNUALIZED   ANNUALIZED   ANNUALIZED
  MONTH       YEAR       3  YEAR      5  YEAR     INCEPTION
RETURN+++    RETURN      RETURN       RETURN       TO DATE
-----------------------------------------------------------
   4.57%     12.20%       9.64%        6.76%        7.09%  Institutional Class*
-----------------------------------------------------------
   4.46%     11.96%       9.39%        6.41%+       7.99%  Class A**
-----------------------------------------------------------
  -0.51%      6.68%       7.65%        5.37%+       6.71%  Class A, with load***
-----------------------------------------------------------
  * Commenced operations on 01/30/97.
 ** Commenced operations on 06/14/99.
*** Reflects 4.75% sales charge.
  + Prior performance information represents performance of the Institutional Class, which was offered on 01/30/97.
    Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
 ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+++ The six month return has not been annualized.


June 30, 2003                          29              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS*

--------------------------------------------------------------------------------
                                                                   Percentage
                                            Coupon     Maturity        of
                                             Rate        Date     Investments*
 ------------------------------------------------------------------------------
   1.  U.S. Treasury Bond                   7.250%      05/15/16      9.3%
 ------------------------------------------------------------------------------
   2.  U.S. Treasury Bond                   6.250%      08/15/23      3.8%
 ------------------------------------------------------------------------------
   3.  FNMA                                 7.250%      01/15/10      3.6%
 ------------------------------------------------------------------------------
   4.  U.S. Treasury Bond                   7.500%      11/15/16      3.2%
 ------------------------------------------------------------------------------
   5.  Pharmacia                            5.750%      12/01/05      2.6%
 ------------------------------------------------------------------------------
   6.  Pitney Bowes                         5.750%      08/15/08      2.5%
 ------------------------------------------------------------------------------
   7.  U.S. Treasury Bond                   6.375%      08/15/27      2.4%
 ------------------------------------------------------------------------------
   8.  Wal-Mart Stores                      8.000%      09/15/06      2.3%
 ------------------------------------------------------------------------------
   9.  Abbott Laboratories                  6.400%      12/01/06      2.3%
 ------------------------------------------------------------------------------
  10.  Avon Products                        7.150%      11/15/09      2.2%
--------------------------------------------------------------------------------
*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES
 LENDING.


                             STATEMENT OF NET ASSETS


        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       -------                                                         ---------

                         CORPORATE OBLIGATIONS -- 67.9%
AEROSPACE & DEFENSE -- 5.0%
               Boeing
     $2,700    7.875%, 02/15/05                                        $  2,916
               Loral
      1,650    7.000%, 09/15/23                                           1,852
               United Technologies
      1,800    6.350%, 03/01/11                                           2,087
                                                                       --------
                                                                          6,855
                                                                       --------
ALUMINUM -- 1.9%
               Alcoa, Ser B
      2,450    6.125%, 06/15/05                                           2,661
                                                                       --------
BANKS -- 13.7%
               AMEX Centurion Bank, MTN(B)
      3,371    1.054%, 09/24/03                                           3,371
               Bank of America (A)
      2,600    4.875%, 01/15/13                                           2,743
               Bear Stearns, MTN (B)
      6,742    1.505%, 02/03/04                                           6,742


Bishop Street Funds                    30

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------
               Washington Mutual Bank (B)
     $3,371    1.180%, 11/26/03                                        $  3,371
               Wells Fargo
      2,650    3.500%, 04/04/08                                           2,733
                                                                       --------
                                                                         18,960
                                                                       --------
BIOTECHNOLOGY -- 2.6%
               Pharmacia
      3,275    5.750%, 12/01/05                                           3,581
                                                                       --------
BROADCASTING & CABLE -- 2.4%
               Cox Communications
      1,400    6.750%, 03/15/11                                           1,633
               TCI Communications
      1,400    7.875%, 08/01/13                                           1,696
                                                                       --------
                                                                          3,329
                                                                       --------
BUILDING & CONSTRUCTION -- 1.1%
               Centex
      1,400    5.800%, 09/15/09                                           1,538
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 8.9%
               Citigroup
      2,600    6.750%, 12/01/05                                           2,899
               Countrywide Home Loan, MTN, Ser K
      1,400    5.500%, 02/01/07                                           1,533
               General Electric Capital, MTN, Ser A (A)
      2,600    5.450%, 01/15/13                                           2,816
               General Motors Acceptance
      1,400    6.750%, 01/15/06                                           1,486
        525    4.500%, 07/15/06                                             535
               Goldman Sachs Group
      2,600    6.600%, 01/15/12                                           3,021
                                                                       --------
                                                                         12,290
                                                                       --------
FORESTRY -- 1.2%
               Weyerhaeuser
      1,420    6.750%, 03/15/12                                           1,612
                                                                       --------
GENERAL MERCHANDISE -- 5.4%
               Costco
      2,600    5.500%, 03/15/07                                           2,870
               Target (A)
      1,300    6.350%, 01/15/11                                           1,500
               Wal-Mart Stores
      2,625    8.000%, 09/15/06                                           3,091
                                                                       --------
                                                                          7,461
                                                                       --------


June 30, 2003                          31              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------
HOUSEHOLD PRODUCTS -- 2.7%
               Avon Products
     $2,500    7.150%, 11/15/09                                        $  3,028
               Newell Rubbermaid
        650    6.600%, 11/15/06                                             734
                                                                       --------
                                                                          3,762
                                                                       --------
INTEGRATED TELECOMMUNICATION SERVICES -- 4.2%
               AT&T
      1,400    7.000%, 11/15/06                                           1,557
               Dominion Resources (A)
      1,400    4.125%, 02/15/08                                           1,465
               Verizon Global (A)
      2,700    4.000%, 01/15/08                                           2,819
                                                                       --------
                                                                          5,841
                                                                       --------
MOVIES & ENTERTAINMENT -- 1.1%
               Walt Disney, MTN
      1,400    5.500%, 12/29/06                                           1,526
                                                                       --------
OIL & GAS - EQUIPMENT/SERVICES -- 2.3%
               Baker Hughes
      1,300    6.000%, 02/15/09                                           1,481
               Global Marine
      1,550    7.000%, 06/01/28                                           1,756
                                                                       --------
                                                                          3,237
                                                                       --------
OIL & GAS - EXPLORATION/PRODUCTION -- 2.3%
               Anadarko Petroleum
      1,250    7.200%, 03/15/29                                           1,488
      1,400    6.750%, 05/15/08                                           1,624
                                                                       --------
                                                                          3,112
                                                                       --------
PHARMACEUTICALS -- 4.5%
               Abbott Laboratories
      2,700    6.400%, 12/01/06                                           3,082
               Wyeth
      1,030    5.875%, 03/15/04                                           1,062
      2,000    5.250%, 03/15/13                                           2,114
                                                                       --------
                                                                          6,258
                                                                       --------

Bishop Street Funds                    32

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

RAILROADS -- 1.2%
               CSX
     $1,400    6.750%, 03/15/11                                        $  1,630
                                                                       --------
RETAIL - DRUGS -- 0.9%
               CVS
      1,100    5.625%, 03/15/06                                           1,205
                                                                       --------
SEMI-CONDUCTORS -- 2.2%
               Applied Materials
        350    7.125%, 10/15/17                                             424
               Texas Instruments
      2,500    7.000%, 08/15/04                                           2,645
                                                                       --------
                                                                          3,069
                                                                       --------
SERVICES - OFFICE EQUIPMENT -- 2.4%
               Pitney Bowes
      3,000    5.750%, 08/15/08                                           3,386
                                                                       --------
SOFT DRINKS -- 1.9%
               PepsiCo
      2,500    4.500%, 09/15/04                                           2,598
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $89,214)                93,911
                                                                       --------

                       U.S. TREASURY OBLIGATIONS -- 25.1%

               U.S. Treasury Bonds
      3,250    7.500%, 11/15/16 (A)                                       4,412
      9,500    7.250%, 05/15/16 (A)                                      12,634
      2,600    6.375%, 08/15/27                                           3,257
      4,200    6.250%, 08/15/23 (A)                                       5,144
      1,350    6.000%, 02/15/26                                           1,614
               U.S. Treasury Notes
      2,200    7.500%, 02/15/05                                           2,423
      1,000    7.250%, 08/15/04 (A)                                       1,069
      1,000    7.000%, 07/15/06 (A)                                       1,156
      1,000    5.000%, 08/15/11 (A)                                       1,122
      1,735    4.375%, 08/15/12 (A)                                       1,860
                                                                       --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,565)            34,691
                                                                       --------


June 30, 2003                          33              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
    (000)/Shares                                                         (000)
      --------                                                         ---------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.1%

               FFCB
     $  250    3.950%, 10/22/07                                        $    252
               FHLB
        700    7.570%, 08/19/04                                             750
      2,500    6.250%, 08/13/04                                           2,641
               FHLMC
      2,650    3.670%, 02/12/08                                           2,687
               FHLMC MTN, Ser 1
        625    6.250%, 08/15/16                                             655
               FNMA
      4,000    7.250%, 01/15/10 (A)                                       4,961
        700    5.000%, 08/21/09                                             703
      1,250    4.520%, 10/05/06                                           1,299
      1,500    3.875%, 11/21/05                                           1,517
      2,650    2.750%, 12/16/05                                           2,671
      2,650    2.650%, 02/13/06                                           2,671
                                                                       --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,012)   20,807
                                                                       --------
                          COMMERCIAL PAPER (B) -- 9.3%
               Countrywide Home Loans
      6,068    1.500%, 07/01/03                                           6,068
               Four Winds Funding
      6,742    1.550%, 07/01/03                                           6,742
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $12,810)                     12,810
                                                                       --------
                        REPURCHASE AGREEMENTS (B) -- 8.4%
               Bank of America, 1.440%, dated 06/30/03, due
               07/01/03, repurchase price $7,827,937 (collateralized
               by a mortgage obligation total par value $10,998,812,
               6.000%,
      7,828    05/20/33: total market value $8,219,006)                   7,828
               Lehman Brothers, 1.455%, dated 06/30/03, due
               07/01/03, repurchase price $3,820,008 (collateralized
               by a mortgage obligation total par value $3,897,053,
               4.000%,
      3,820    05/25/33: total market value $4,011,577)                   3,820
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $11,648)                11,648
                                                                       --------
                            CASH EQUIVALENTS -- 0.3%
    211,611    Dreyfus Cash Management Fund                                 212
    211,611    Fidelity Institutional Money Market Fund                     212
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $424)                           424
                                                                       --------
TOTAL INVESTMENTS (COST $163,673) -- 126.1%                             174,291
                                                                       --------


Bishop Street Funds                    34

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
                                                                         (000)
                                                                       ---------

                     OTHER ASSETS AND LIABILITIES -- (26.1)%
   Payable Upon Return of Securities Loaned                            $(37,942)
   Investment Adviser Fees Payable                                          (53)
   Administrative Fees Payable                                              (13)
   Other Assets and Liabilities, Net                                      1,955
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (36,053)
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 12,603,091 Outstanding Shares of
 Beneficial Interest                                                    125,576
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 35,650 Outstanding Shares of Beneficial Interest                348
Accumulated Net Realized Gain on Investments                              1,696
Net Unrealized Appreciation on Investments                               10,618
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $138,238
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($137,850,052 / 12,603,091 SHARES)                                  $  10.94
                                                                       ========
NET ASSET VALUE, REDEMPTION PRICE PER SHARE -- CLASS A
   ($388,210 / 35,650 SHARES)                                          $  10.89
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($10.89 / 95.25%)                                    $  11.43
                                                                       ========

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2003 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2003 WAS $37,134,255.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2003 WAS $37,941,594.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          35              www.bishopstreetfunds.com

                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS


Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------


State budget deficits continued to take center stage in the municipal arena in the second quarter of 2003. Overly optimistic state revenue projections and actual state revenues, which fell well below projections, forced many state legislatures to take severe actions over the past year including massive spending cuts, tax increases and a pick-up in short-term bond issuance to ease budget strains. The projected unresolved collective budget gap for the 50 states is currently greater than $50 billion; California's budget gap makes up roughly two-thirds of that figure at $38 billion.

Due to its relative fiscal conservatism, the State of Hawaii has not suffered from the significant budget deficits that are affecting numerous states and cities throughout the United States. In fact, yields on Hawaii paper are currently at relative historic lows versus generic national municipal yields, a reflection of the State's stable fiscal condition.

The Hawaii municipal bond market continues to suffer from a lack of supply as new issuance remains limited and secondary offerings are scarce due to Hawaii's relatively decent credit outlook and negligible budget concerns. Hawaii bond issuance is projected to increase over the second half of the year as local issuers take advantage of low interest rates.

Over the past six months, we have worked diligently to reduce the portfolio's duration in anticipation of a modestly higher interest rate environment in 2004 and beyond. To counter the drop in yield due to duration reduction, we have increased our holdings of hospital and housing related municipal bonds -- issues that typically pay a higher yield to investors versus state and city general obligation bonds.

For the quarter ending June 30, 2003, the Bishop Street Hawaii Municipal Bond Fund Institutional Class Shares* returned 2.6%, outperforming the Lehman Brothers Municipal Bond Index by 0.1% and the Lipper Hawaii Municipal Debt Objective by 0.3%.

* During the second quarter ended June 30, 2003, the Bishop Street Hawaii Municipal Bond Fund (Class A Shares) produced a total return of 2.7%. Including the maximum sales charge of 4.25%, total return was (1.7)%. Past performance is no guarantee of future results.


Bishop Street Funds                    36

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
     IN THE BISHOP STREET HAWAII MUNICIPAL BOND FUND, INSTITUTIONAL CLASS OR
            CLASS A, VERSUS THE LEHMAN BROTHERS MUNICIPAL BOND INDEX,
    THE CONSUMER PRICE INDEX AND THE LIPPER HAWAII MUNICIPAL DEBT OBJECTIVE.

                  [Line Graph Omitted] Plot Points as Follows:

            Bishop Street     Bishop Street
          Hawaii Municipal  Hawaii Municipal  Lehman Brothers                  Lipper Hawaii
             Bond Fund,        Bond Fund,      Muncipal Bond       Consumer   Municipal Debt
        Institutional Class#    Class A#+          Index          Price Index    Objective
2/28/95        $10,000           $ 9,575          $10,000           $10,000        $10,000
12/95           10,941            10,476           11,097            10,192         10,958
12/96           11,402            10,917           11,589            10,533         11,378
12/97           12,373            11,847           12,656            10,713         12,308
12/98           13,096            12,539           13,476            10,884         12,999
12/99           12,749            12,174           13,197            11,139         12,448
12/00           14,356            13,677           14,740            11,512         13,859
12/01           14,965            14,241           15,496            11,686         14,430
12/02           16,464            15,630           16,983            11,970         15,683
6/03            17,100            16,229           17,630            12,102         16,196

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           #Account value if you reinvested income and capital gains.


               AVERAGE ANNUAL TOTAL RETURNS++
-----------------------------------------------------------
   SIX         ONE      ANNUALIZED   ANNUALIZED  ANNUALIZED
  MONTH       YEAR        3  YEAR      5  YEAR    INCEPTION
RETURN+++    RETURN       RETURN       RETURN      TO DATE
-----------------------------------------------------------
   3.86%      8.71%        8.62%        6.20%       6.62%  Institutional Class*
-----------------------------------------------------------
   3.83%      8.54%        8.41%        6.01%+      6.89%  Class A**
-----------------------------------------------------------
  -0.61%      3.90%        6.86%        5.10%+      5.76%  Class A, with load***
-----------------------------------------------------------
  * Commenced operations on 02/16/95.
 ** Commenced operations on 06/14/99.
*** Reflects 4.25% sales charge.
  + Prior performance information represents performance of the Institutional Class, which was offered on 02/16/95.
    Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
 ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+++ The six month return has not been annualized.


June 30, 2003                          37              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS

--------------------------------------------------------------------------------
                                                                   Percentage
                                          Coupon       Maturity        of
                                           Rate          Date      Investments
 ------------------------------------------------------------------------------
   1.  Honolulu City & County RB          5.250%       07/01/18        2.6%
 ------------------------------------------------------------------------------
   2.  Honolulu City & County GO          5.000%       07/01/19        2.0%
 ------------------------------------------------------------------------------
   3.  Hawaii State Highway RB            5.250%       07/01/15        1.9%
 ------------------------------------------------------------------------------
   4.  Hawaii State Highway RB            6.000%       07/01/09        1.9%
 ------------------------------------------------------------------------------
   5.  Honolulu City & CountyGO           5.125%       07/01/17        1.7%
 ------------------------------------------------------------------------------
   6.  Department of Budget &Finance RB   5.750%       07/01/26        1.7%
 ------------------------------------------------------------------------------
   7.  Hawaii State Airport System RB     6.500%       07/01/14        1.6%
 ------------------------------------------------------------------------------
   8.  Hawaii State GO                    5.250%       04/01/12        1.5%
 ------------------------------------------------------------------------------
   9.  Honolulu City & County RB          5.250%       07/01/15        1.4%
 ------------------------------------------------------------------------------
  10.  Hawaii State GO                    6.500%       12/01/13        1.4%

--------------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS

       Face                                                             Market
      Amount                                                             Value
       (000)                                                             (000)
     --------                                                          ---------

                            MUNICIPAL BONDS -- 98.2%
ARKANSAS -- 0.5%
               Alma, Refunding & Construction, School District #30,
               Ser B, GO
     $1,000    4.700%, 01/01/28                                        $    981
                                                                       --------
CALIFORNIA -- 3.0%
               California State, GO
      2,000    5.000%, 02/01/12                                           2,182
      2,000    5.000%, 02/01/13                                           2,178
      1,180    5.000%, 10/01/13                                           1,267
                                                                       --------
                                                                          5,627
                                                                       --------
HAWAII -- 88.0%
               Department of Budget & Finance, Electric & Subsidiary
               Project, Ser B, RB
      2,000    5.000%, 12/01/22                                           2,035
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMBAC Insured
      2,000    5.500%, 12/01/14                                           2,275


Bishop Street Funds                    38

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, AMBAC Insured
     $1,000    5.100%, 09/01/32                                        $  1,026
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, MBIA Insured
        785    6.200%, 05/01/26                                             874
        290    5.650%, 10/01/27                                             317
               Department of Budget & Finance, Hawaiian Electric,
               Ser B, RB, AMT, AMBAC Insured
      1,000    5.750%, 12/01/18                                           1,108
               Department of Budget & Finance, Hawaiian Electric,
               Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                           1,145
               Department of Budget & Finance, Queens Health Systems,
               Ser A, RB
      1,450    5.875%, 07/01/11                                           1,564
      3,000    5.750%, 07/01/26                                           3,105
               Department of Budget & Finance, Queens Health Systems,
               Ser B, RB, MBIA Insured
        750    5.250%, 07/01/11                                             828
      1,445    5.250%, 07/01/12                                           1,589
      1,275    5.250%, 07/01/13                                           1,402
      1,000    5.250%, 07/01/14                                           1,094
               Department of Budget & Finance, Special Purpose Mortgage,
               Hawaiian Electric Project, Ser A, RB, AMT, MBIA Insured
      1,090    6.600%, 01/01/25                                           1,169
               Department of Budget & Finance, Special Purpose Mortgage,
               Kapiolani Health Care System Project, RB
      1,260    6.300%, 07/01/08                                           1,303
               Department of Budget & Finance, Special Purpose Mortgage,
               St. Francis Medical Center Project, RB, FSA Insured
        930    6.500%, 07/01/22                                             942
               Harbor Capital Improvement, RB, AMT, FGIC Insured
        305    6.200%, 07/01/08                                             324
               Harbor Capital Improvement, RB, AMT, MBIA Insured
      2,000    5.500%, 07/01/27                                           2,097
        545    5.400%, 07/01/09                                             619
               Harbor System, Ser A, RB, AMT, FSA Insured
      2,025    5.750%, 07/01/17                                           2,276
      1,210    5.700%, 07/01/16                                           1,367
      1,000    5.600%, 07/01/15                                           1,132
               Harbor System, Ser B, RB, AMT, AMBAC Insured
        200    5.500%, 07/01/19                                             217


June 30, 2003                          39              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               Hawaii County, Ser A, GO, FGIC Insured
     $  450    5.600%, 05/01/12                                        $    531
        430    5.600%, 05/01/13                                             510
        400    5.550%, 05/01/09                                             464
        630    5.500%, 07/15/12                                             737
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                           1,129
        500    5.400%, 05/15/15                                             562
      1,000    5.250%, 05/15/11                                           1,122
      1,000    5.000%, 07/15/21                                           1,062
      1,000    5.000%, 07/15/22                                           1,055
      1,000    5.000%, 07/15/23                                           1,046
               Hawaii State, Airport System, First Ser, RB,
                MBIA Insured
        775    5.600%, 07/01/04                                             810
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60    6.900%, 07/01/12                                              74
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
      1,100    6.900%, 07/01/12                                           1,357
               Hawaii State, Airport System, Ser B, RB, AMT,
                FGIC Insured
      1,500    6.625%, 07/01/18                                           1,770
      2,500    6.500%, 07/01/14                                           2,947
        100    6.000%, 07/01/19                                             114
               Hawaii State, Highway, RB
      1,000    6.000%, 07/01/08                                           1,170
      3,000    6.000%, 07/01/09                                           3,570
        375    5.250%, 07/01/10                                             420
        500    5.250%, 07/01/12                                             556
      2,000    5.250%, 07/01/16                                           2,187
               Hawaii State, Highway, RB, FGIC Insured
      3,280    5.250%, 07/01/15                                           3,645
        405    5.000%, 07/01/16                                             442
               Hawaii State, Highway, RB, FSA Insured
      2,000    5.375%, 07/01/20                                           2,195
      1,000    5.250%, 07/01/13                                           1,136
      1,000    4.500%, 07/01/07                                           1,092
               Hawaii State, Highway, RB, Prerefunded @ 102 (A)
        510    5.000%, 07/01/03                                             520
               Hawaii State, Housing & Community Development,
               Ser A, RB, AMT, FNMA Collateral
      1,900    6.300%, 07/01/20                                           2,045
        470    6.150%, 07/01/12                                             509
        480    6.100%, 07/01/11                                             519


Bishop Street Funds                    40

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB
     $  750    6.050%, 07/01/22                                        $    782
        340    6.000%, 07/01/15                                             357
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB, AMT,
               FNMA Collateral
      2,030    5.750%, 07/01/30                                           2,109
        247    5.550%, 07/01/07                                             257
      1,355    5.400%, 07/01/30                                           1,392
        250    5.250%, 07/01/13                                             266
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser B, RB,
               FNMA Collateral
      1,000    5.450%, 07/01/17                                           1,052
               Hawaii State, Housing, Finance & Development,
               University of Hawaii, Faculty Housing Project, RB,
               AMBAC Insured
        700    5.650%, 10/01/16                                             762
        415    5.000%, 10/01/06                                             452
        395    4.850%, 10/01/05                                             425
        380    4.750%, 10/01/04                                             397
               Hawaii State, Kapolei Office Building, Ser A, COP,
               AMBAC Insured
      1,475    5.250%, 05/01/13                                           1,654
      1,000    5.000%, 05/01/08                                           1,121
      1,000    5.000%, 05/01/14                                           1,094
      1,100    5.000%, 05/01/15                                           1,191
      1,500    5.000%, 05/01/16                                           1,644
      1,000    5.000%, 05/01/17                                           1,084
        500    5.000%, 05/01/18                                             535
               Hawaii State, No. 1 Capitol District State Office,
               COP, MBIA Insured
      1,000    5.200%, 05/01/14                                           1,106
        175    5.000%, 05/01/11                                             195
               Hawaii State, Ser CC, GO
        400    5.125%, 02/01/08                                             449
               Hawaii State, Ser CH, GO, MBIA Insured
      1,000    6.000%, 11/01/06                                           1,138
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                           1,180
               Hawaii State, Ser CL, GO, MBIA Insured
        555    6.000%, 03/01/08                                             644
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                           2,548
        500    6.000%, 12/01/09                                             601
      1,500    6.000%, 12/01/11                                           1,821


June 30, 2003                          41              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
        Amount                                                           Value
        (000)                                                            (000)
       --------                                                        ---------

HAWAII (CONTINUED)
               Hawaii State, Ser CN, GO, FGIC Insured
     $  500    5.500%, 03/01/14                                        $    563
        500    5.250%, 03/01/12                                             554
        535    5.250%, 03/01/17                                             587
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                             220
               Hawaii State, Ser CP, GO, FGIC Insured
        300    5.000%, 10/01/16                                             326
               Hawaii State, Ser CR, GO, MBIA Insured
      1,500    5.750%, 04/01/09                                           1,753
        270    5.250%, 04/01/11                                             298
      2,500    5.250%, 04/01/12                                           2,781
               Hawaii State, Ser CS, GO, MBIA Insured
        255    5.000%, 04/01/09                                             288
               Hawaii State, Ser CT, GO, FSA Insured
        400    5.500%, 09/01/06                                             446
               Hawaii State, Ser CU, GO, MBIA Insured
        500    5.750%, 10/01/07                                             574
        500    5.750%, 10/01/11                                             586
        550    5.750%, 10/01/12                                             639
               Hawaii State, Ser CU, GO, MBIA Insured,
               Prerefunded @ 100 (A)
        250    5.300%, 10/01/10                                             292
               Hawaii State, Ser CV, GO, FGIC Insured
      1,000    5.250%, 08/01/21                                           1,079
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                           1,115
        200    4.250%, 02/01/11                                             216
               Hawaii State, Ser CY, GO, FSA Insured
      1,000    5.500%, 02/01/11                                           1,161
      1,000    5.250%, 02/01/07                                           1,110
               Hawaii State, Ser CZ, GO, FSA Insured
      1,860    5.250%, 07/01/19                                           2,046
               Hawaiian Home Lands Department, RB
      1,250    4.000%, 07/01/05                                           1,308
               Honolulu City & County, Board of Water Supply,
               RB, FSA Insured
        620    5.500%, 07/01/15                                             712
        340    5.000%, 07/01/08                                             382
               Honolulu City & County, Board of Water Supply, RB,
               Prerefunded @ 101 (A)
      1,000    5.800%, 07/01/06                                           1,136
        250    5.250%, 07/01/06                                             280
               Honolulu City & County, FHA-Smith-Beretania-8A,
               RB, MBIA Insured
      1,000    5.450%, 01/01/25                                           1,017


Bishop Street Funds                    42

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               Honolulu City & County, GO
     $  820    5.400%, 09/27/07                                        $    930
        200    1.250%, 09/11/08                                             200
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                             278
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                              65
               Honolulu City & County, Ser A, GO, ETM
        500    6.000%, 01/01/09                                             592
         95    6.000%, 01/01/10                                             113
        800    5.750%, 04/01/10                                             947
        245    5.700%, 04/01/09                                             288
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
        135    6.000%, 11/01/10                                             164
               Honolulu City & County, Ser A, GO, FGIC Insured
        250    5.000%, 07/01/03                                             250
               Honolulu City & County, Ser A, GO, FSA Insured
        300    5.125%, 09/01/21                                             318
               Honolulu City & County, Ser A, GO, MBIA Insured
        365    6.000%, 11/01/10                                             440
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635    5.500%, 10/01/11                                             752
               Honolulu City & County, Ser B, GO, FGIC Insured
      2,000    5.125%, 07/01/16                                           2,188
      3,000    5.125%, 07/01/17                                           3,263
               Honolulu City & County, Ser C, GO, FGIC Insured
        125    5.500%, 11/01/07                                             143
      1,200    5.125%, 07/01/11                                           1,343
      2,100    5.125%, 07/01/15                                           2,318
        650    5.000%, 07/01/09                                             738
      3,500    5.000%, 07/01/19                                           3,728
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
        200    6.900%, 06/20/35                                             210
               Honolulu City & County, Waste Water,
               2nd Board Resolution, Junior Ser, RB, FGIC Insured
      1,000    5.250%, 07/01/12                                           1,116
      1,900    5.250%, 07/01/13                                           2,121
      2,365    5.250%, 07/01/15                                           2,631
      1,000    5.250%, 07/01/17                                           1,099
      4,500    5.250%, 07/01/18                                           4,916
               Honolulu City & County, Waste Water,
               2nd Board Resolution, Ser B1, RB, MBIA Insured
      1,600    1.000%, 07/01/32                                           1,600


June 30, 2003                          43              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               Kauai County, Public Improvement, Ser B, GO,
               MBIA Insured
     $  175    5.200%, 08/01/15                                        $    193
        165    5.150%, 08/01/14                                             182
        155    5.100%, 08/01/13                                             170
        120    5.050%, 08/01/12                                             132
        140    5.000%, 08/01/11                                             154
        135    4.950%, 08/01/10                                             147
        100    4.850%, 08/01/09                                             110
        120    4.750%, 08/01/08                                             132
               Kauai County, Ser A, GO, FGIC Insured,
               Prerefunded @ 100 (A)
      1,135    6.250%, 08/01/10                                           1,390
      1,480    6.250%, 08/01/10                                           1,813
      1,335    6.250%, 08/01/10                                           1,635
      1,050    6.250%, 08/01/10                                           1,286
               Kauai County, Ser A, GO, MBIA Insured
        750    5.625%, 08/01/18                                             855
               Kauai County, Ser B, GO, AMBAC Insured
        285    5.750%, 08/01/06                                             319
               Kauai County, Ser B, GO, MBIA Insured,
               Prerefunded @ 102 (A)
        260    5.900%, 02/01/04                                             273
               Maui County, GO, FGIC Insured,
               Prerefunded @ 101 (A)
        290    5.125%, 12/15/03                                             298
               Maui County, Ser A, GO
        485    5.375%, 03/01/12                                             555
               Maui County, Ser A, GO, FGIC Insured
        500    5.200%, 09/01/12                                             553
        100    5.125%, 03/01/14                                             110
        615    5.100%, 03/01/19                                             657
        200    5.000%, 03/01/13                                             221
        795    5.000%, 03/01/18                                             850
               Maui County, Ser A, GO, FGIC Insured,
               Prerefunded @ 101 (A)
        450    5.800%, 03/01/10                                             537
               Maui County, Ser A, GO, MBIA Insured,
               Prerefunded @ 101 (A)
        250    5.750%, 06/01/06                                             283
               Maui County, Ser C, GO, FGIC Insured
      1,000    5.250%, 03/01/17                                           1,103
        500    5.200%, 03/01/16                                             548
        555    5.150%, 03/01/14                                             608
        790    5.150%, 03/01/15                                             870
               University of Hawaii, Ser A, RB, FGIC Insured
        500    5.500%, 07/15/19                                             567
        500    5.500%, 07/15/21                                             560


Bishop Street Funds                    44

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

HAWAII (CONTINUED)
               University of Hawaii, Ser B, RB, FSA Insured
     $  320    5.250%, 10/01/16                                        $    357
        775    5.250%, 10/01/17                                             860
                                                                       --------
                                                                        163,908
                                                                       --------
IDAHO -- 0.1%
               Minidoka, Jerome County Project, GO
         95    3.000%, 08/01/03                                              95
                                                                       --------
NEW YORK -- 0.6%
               New York, Ser J, GO,
      1,000    5.500%, 06/01/20                                           1,068
                                                                       --------
PUERTO RICO -- 5.2%
               Puerto Rico Commonwealth, GO, MBIA Insured
      1,500    6.500%, 07/01/10                                           1,851
        500    6.500%, 07/01/14                                             640
               Puerto Rico Commonwealth, Public Improvements,
               GO, FSA Insured
      1,000    5.250%, 07/01/17                                           1,164
               Puerto Rico Commonwealth, Public Improvements,
               Ser A, GO
        570    5.500%, 07/01/17                                             675
               Puerto Rico, Electric Power Authority,
               Ser DD, RB, FSA Insured
      1,000    5.000%, 07/01/28                                           1,051
               Puerto Rico, Electric Power Authority,
               Ser HH, RB, FSA Insured
        500    5.250%, 07/01/29                                             542
               Puerto Rico, Highway & Transportation Authority Revenue,
               Ser D, RB, FSA Insured
        500    5.000%, 07/01/32                                             524
               Puerto Rico, Housing, Banking & Finance Agency,
               Single-Family Mortgage, Affordable Housing Mortgage,
               Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
        180    6.100%, 10/01/15                                             188
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio
               Mutuo Obligation Group, Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                             325
               Puerto Rico, Public Building Authority, Government
               Facilities, Ser B, RB, MBIA Insured
      1,000    5.000%, 07/01/15                                           1,084
               University of Puerto Rico, Ser O, RB, MBIA Insured
      1,500    5.750%, 06/01/19                                           1,736
                                                                       --------
                                                                          9,780
                                                                       --------


June 30, 2003                          45              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                         Market
          Face                                                            Value
   Amount (000)/Shares                                                     (000)
      --------                                                         ---------

TEXAS -- 0.3%
               San Antonio, Independent School District, Ser A, GO
     $  500    5.000%, 08/15/31                                        $    518
                                                                       --------
UTAH -- 0.5%
               Washington County, St. George School District,
               Ser A, GO
      1,000    4.100%, 03/01/18                                           1,011
                                                                       --------
               TOTAL MUNICIPAL BONDS (Cost $168,858)                    182,988
                                                                       --------


                            CASH EQUIVALENTS -- 2.6%
  2,449,598    Dreyfus Tax-Exempt Cash Management Fund                    2,450
  2,449,597    Fidelity Institutional Money Market Tax-Exempt Fund        2,450
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $4,900)                       4,900
                                                                       --------
TOTAL INVESTMENTS (COST $173,758)-- 100.8%                              187,888
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (0.8)%
   Investment Adviser Fees Payable                                          (31)
   Administrative Fees Payable                                              (11)
   Other Assets and Liabilities, Net                                     (1,551)
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                       (1,593)
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 13,510,186 Outstanding Shares of
 Beneficial Interest                                                    140,697
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 2,824,930 Outstanding Shares of Beneficial Interest          29,619
Undistributed Net Investment Income                                          51
Accumulated Net Realized Gain on Investments                              1,798
Net Unrealized Appreciation on Investments                               14,130
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $186,295
                                                                       ========


Bishop Street Funds                    46

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                          Value
                                                                        --------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($154,074,637 / 13,510,186 SHARES)                                  $  11.40
                                                                       ========
NET ASSET VALUE, REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($32,220,715 / 2,824,930 SHARES)                                    $  11.41
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($11.41 / 95.75%)                                    $  11.92
                                                                       ========
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHA -- FEDERAL HOUSING ADMINISTRATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          47              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

Money Market & Treasury Money Market Funds
--------------------------------------------------------------------------------


In the Money Market Fund, our emphasis continues to be on high quality, liquid issues. We continue to invest conservatively and avoid reaching for yield by buying lower credit quality or leveraged structures that offer higher yields.

In anticipation of lower interest rates, we lengthened the weighted average maturity of both the Treasury and Money Market Funds during the period. By extending the maturity of the Funds' positions, we were able to lock in yields prior to the 1/4 point rate cut in June. With much of the yield curve inverted during part of this period, this strategy sacrificed a modest level of short-term returns in order to position the Funds for the longer term. This strategy is now paying off with strong relative returns for both Funds as the yield curve shifted down late in the period.

In this low rate environment, some money market funds have searched for different ways to increase yield. However, we continue to invest conservatively and avoid reaching for yield by buying lower credit quality or leveraged structures that offer higher yields. The Funds' consistent strategy during the first half of the year has been to continue to buy high quality securities maturing in the nine to twelve month area in order to maintain longer weighted maturities without sacrificing safety or liquidity. We continue to utilize our extensive credit research resources to ensure that these longer maturity instruments are of the highest quality and liquidity.

OUTLOOK AND STRATEGY

The outlook for the second half of 2003 depends greatly on the strength and pace of business investment. The economy, which will receive a boost from the $350 billion tax cut and additional monetary stimulus, is aligned for stronger growth, and signs of growth are starting to emerge. Operating profits have been improving and the consumer will benefit from the latest round of mortgage financing. The Fed will delay any tightening until the economy has gained significant momentum and concerns over deflation have subsided. In this environment we will continue to purchase longer securities in order to take advantage of any steepness in the money market curve when the market prices in future Fed tightenings.

Bishop Street Funds                    48

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

                          COMMERCIAL PAPER (D) -- 46.0%
ASSET-BACKED -- 20.9%
               Apreco
    $ 2,000    0.970%, 08/15/03                                        $  1,997
               Clipper Receivable
      4,000    1.240%, 07/07/03                                           3,999
               Corporate Asset Funding
      3,600    1.200%, 07/28/03                                           3,597
               Corporate Receivable
      5,000    1.230%, 07/09/03                                           4,999
               Edison Asset
      4,300    1.240%, 07/09/03                                           4,299
               Eureka Securitization
      4,000    1.210%, 08/06/03                                           3,995
               Falcon Asset Securitization
      3,500    0.960%, 07/30/03                                           3,497
               Fleet Funding
      4,000    1.120%, 08/11/03                                           3,995
               Galaxy Funding
      4,072    0.930%, 08/25/03                                           4,066
               Greyhawk Funding
      4,000    1.240%, 07/11/03                                           3,999
               Mont Blanc Capital
      4,000    1.070%, 07/28/03                                           3,997
               Preferred Receivable Funding
      2,500    1.000%, 07/21/03                                           2,499
                                                                       --------
                                                                         44,939
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 7.9%
               General Electric Capital
      3,000    1.240%, 07/16/03                                           2,999
               HBOS Treasury Services
      3,000    1.250%, 08/01/03                                           2,997
               New York Life Capital
      6,000    1.200%, 07/09/03                                           5,998
               Toyota Motor Credit
      5,000    1.090%, 08/01/03                                           4,995
                                                                       --------
                                                                         16,989
                                                                       --------


June 30, 2003                          49              www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

INDUSTRIAL -- 5.5%
               Du Pont EI De Nemours
    $ 6,000    1.180%, 08/14/03                                        $  5,991
               TotalFinaElf
      6,000    1.220%, 07/15/03                                           5,997
                                                                       --------
                                                                         11,988
                                                                       --------
PHARMACEUTICALS -- 2.8%
               GlaxoSmithKline
      6,000    1.170%, 08/19/03                                           5,990
                                                                       --------
RETAIL - FOOD -- 3.8%
               Coca-Cola Enterprises
      2,500    0.930%, 08/07/03                                           2,498
               Nestle Capital
      5,700    1.165%, 09/15/03                                           5,686
                                                                       --------
                                                                          8,184
                                                                       --------
SPECIAL PURPOSE ENTITY -- 5.1%
               Societe Generale NA
      6,000    1.240%, 07/17/03                                           5,997
               Yale University
      5,000    1.060%, 08/15/03                                           4,993
                                                                       --------
                                                                         10,990
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $99,080)                     99,080
                                                                       --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.3%
               FHLB
      1,400    5.375%, 01/05/04                                           1,428
      2,000    5.715%, 05/12/04                                           2,075
               FHLMC
      3,000    1.559%, 12/04/03 (C)                                       2,980
      2,000    1.399%, 12/31/03 (C)                                       1,986
      3,000    3.250%, 01/15/04                                           3,027
      3,000    1.348%, 01/29/04 (C)                                       2,977
      2,750    1.203%, 02/26/04 (C)                                       2,728
      3,500    1.094%, 03/12/04 (C)                                       3,473
      3,000    0.949%, 06/17/04 (C)                                       2,972


Bishop Street Funds                    50

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

               FNMA
    $ 4,000    0.902%, 09/24/03 (C)                                    $  3,992
      6,500    4.750%, 11/14/03                                           6,581
      4,000    1.403%, 12/12/03 (C)                                       3,975
     10,000    1.207%, 02/06/04 (C)                                       9,927
      4,000    5.125%, 02/13/04                                           4,093
                                                                       --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,214)   52,214
                                                                       --------

                 CERTIFICATES OF DEPOSIT/BANK NOTES (C) -- 10.0%
               Den Danske
      4,000    1.570%, 11/06/03                                           4,000
               Dexia Bank of New York
      6,000    1.250%, 10/15/03                                           6,000
               State Street Bank & Trust
      5,500    1.190%, 08/13/03                                           5,500
               Westdeutsche Landesbank
      6,000    1.350%, 01/27/04                                           6,000
                                                                       --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $21,500)   21,500
                                                                       --------

                 INSURANCE FUNDING AGREEMENTS (A)(B)(E) -- 8.2%
               Allstate
      3,000    1.209%, 09/16/03                                           3,000
               Metropolitan Life Insurance
      5,000    1.390%, 08/01/03                                           5,000
               Monumental Life Insurance
      5,500    1.400%, 08/01/03                                           5,500
               Travelers Insurance
      4,000    1.350%, 08/31/03                                           4,000
                                                                       --------
               TOTAL INSURANCE FUNDING AGREEMENTS (Cost $17,500)         17,500
                                                                       --------

                          CORPORATE OBLIGATIONS -- 7.1%
DIVERSE FINANCIAL SERVICES -- 5.2%
               Abbey National Treasury Services (A)
      5,000    1.040%, 03/10/04                                           5,000
               General Electric Capital (A)
      2,300    1.191%, 07/08/04                                           2,300
               General Electric Capital, MTN (A)
      2,000    1.170%, 07/16/04                                           2,000
               Permanent Financing
      2,000    1.070%, 03/10/04                                           2,000
                                                                       --------
                                                                         11,300
                                                                       --------


June 30, 2003                          51              www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

INDUSTRIAL GASES -- 1.9%
               BP Capital Markets
    $ 4,000    1.045%, 03/08/04                                        $  4,000
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $15,300)                15,300
                                                                       --------

                   COLLATERALIZED MORTGAGE OBLIGATION -- 2.3%
               Holmes Financing
      5,000    1.180%, 10/15/03                                           5,000
                                                                       --------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $5,000)     5,000
                                                                       --------

                          REPURCHASE AGREEMENT -- 2.1%
               Goldman Sachs, 1.210%, dated 06/30/03, due 07/01/03,
               repurchase price $4,600,155 (collateralized by a
               U.S. Government Obligation, total par value
      4,600    $4,589,923, 6.000%, 04/01/33: total market
                 value $4,692,001                                         4,600
                                                                       --------
               TOTAL REPURCHASE AGREEMENT (Cost $4,600)                   4,600
                                                                       --------
TOTAL INVESTMENTS (COST $215,194) -- 100.0%                             215,194
                                                                       --------

                      OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Adviser Fees Payable                                          (38)
   Administrative Fees Payable                                              (20)
   Other Assets and Liabilities, Net                                        150
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                           92
                                                                       --------


Bishop Street Funds                    52

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                          Value
                                                                          (000)
                                                                         -------


                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 215,185,762 Outstanding Shares of
   Beneficial Interest                                                 $215,186
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 123,663 Outstanding Shares of Beneficial Interest               123
Accumulated Net Investment Loss                                              (1)
Accumulated Net Realized Loss on Investments                                (22)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $215,286
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($215,162,395 / 215,185,762 SHARES)                                 $   1.00
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($123,535 / 123,663 SHARES)                                         $   1.00
                                                                       ========

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2003. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".

(C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE. (D) REPRESENTS THE DISCOUNT YIELD AT THE DATE OF PURCHASE. (E) SECURITY CONSIDERED ILLIQUID.

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

NA -- NATIONAL ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2003                          53              www.bishopstreetfunds.com

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
      --------                                                         ---------

                       U.S. TREASURY OBLIGATIONS -- 51.7%
               U.S. Treasury Bills (A)
    $10,000    0.840%, 07/10/03                                        $  9,998
      5,000    1.223%, 07/17/03                                           4,997
     15,000    0.800%, 07/24/03                                          14,992
     22,000    1.005%, 08/21/03                                          21,969
      7,500    1.109%, 09/11/03                                           7,484
     17,000    0.843%, 09/18/03                                          16,969
      2,000    1.009%, 09/25/03                                           1,995
      5,000    1.059%, 10/02/03                                           4,986
      3,000    0.988%, 10/16/03                                           2,991
      5,000    1.042%, 11/13/03                                           4,981
               U.S. Treasury Notes
     17,000    5.250%, 08/15/03                                          17,072
     20,000    3.000%, 11/30/03                                          20,126
     13,000    3.250%, 12/31/03                                          13,126
      5,000    3.000%, 01/31/04                                           5,051
      4,000    3.625%, 03/31/04                                           4,070
     17,000    3.375%, 04/30/04                                          17,295
                                                                       --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $168,102)          168,102
                                                                       --------

                         REPURCHASE AGREEMENTS -- 48.2%
               ABN AMRO, 1.100%, dated 06/30/03, due 07/01/03,
               repurchase price $13,000,397 (collateralized by
               U.S. Government Obligations, total par value
               $13,051,000 1.043%-1.140%, 06/30/04-11/30/04:
               total market value $13,359,400)
    13,000     Goldman Sachs, 1.100%, dated 06/30/03,                    13,000
               due 07/01/03, repurchase price $68,702,099
               (collateralized by U.S. Government Obligations,
               total par value $52,442,000, 6.250%-8.125%,
     68,700    08/15/19-08/15/23: total market value $70,075,291)        68,700
               UBS Warburg Dillion, 1.000%, dated 06/30/03,
               due 07/01/03, repurchase price $75,002,083
               (collateralized by a U.S. Government Obligation,
               total par value $76,835,000, 0%, 12/11/03:
     75,000    total market value $76,503,840)                           75,000
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $156,700)              156,700
                                                                       --------
TOTAL INVESTMENTS (COST $324,802) -- 99.9%                              324,802
                                                                       --------


Bishop Street Funds                    54

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                          Value
                                                                          (000)
                                                                         -------


                      OTHER ASSETS AND LIABILITIES -- 0.1%
   Investment Adviser Fees Payable                                     $    (41)
   Administrative Fees Payable                                              (31)
   Other Assets and Liabilities, Net                                        275
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                          203
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization --
no par value) Based on 324,981,943 Outstanding Shares of
   Beneficial Interest                                                  324,981
Undistributed Net Investment Income                                          16
Accumulated Net Realized Gain on Investments                                  8
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                              $325,005
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
                                                                       $   1.00
                                                                       ========
 (A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE. THE ACCOMPANYING

NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



June 30, 2003                          55              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003
                                 (IN THOUSANDS)

                                                                                                     Tax                  High
                                                                             Strategic             Managed                Grade
                                                          Equity               Growth               Equity               Income
                                                           Fund                 Fund                 Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                                       $   959              $    59               $  233               $   --
   Interest Income                                            24                    1                   10                3,199
   Securities Lending                                         14                   --                   --                   24
   Less: Foreign Taxes Withheld                              (10)                  --                   (1)                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                   987                   60                  242                3,223
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                                   478                   84                  103                  373
   Shareholder Servicing Fees                                161                   28                   35                   169
   Administrative Fees                                       129                   23                   28                   136
   Distribution Fees, Class A                                  2                   --                   --                    1
   Transfer Agent Fees                                        24                   15                   14                   25
   Professional Fees                                          10                    5                    4                   15
   Trustees Fees                                               6                    2                    1                    8
   Custody Fees                                                5                    2                    1                    7
   Printing Fees                                               2                    1                    1                    2
   Registration Fees                                           1                    1                   --                    2
   Organizational Costs                                       --                   16                   14                   --
   Miscellaneous Expenses                                      4                    2                    2                    2
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         822                  179                  203                  740
------------------------------------------------------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                              (19)                 (11)                 (31)                 (62)
        Administrative Fees                                  (57)                 (10)                 (12)                 (60)
        Shareholder Servicing Fees                           (97)                 (17)                 (21)                (102)
------------------------------------------------------------------------------------------------------------------------------------
            Total Waivers                                   (173)                 (38)                 (64)                (224)
------------------------------------------------------------------------------------------------------------------------------------
      Total Net Expenses                                     649                  141                  139                  516
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                              338                  (81)                 103                2,707
------------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments                     (903)              (1,171)                  40                3,834
Change in Unrealized Appreciation
   (Depreciation) on Investments                          14,263                5,515                2,414                 (456)
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain
   on Investments                                         13,360                4,344                2,454                3,378
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations                             $13,698              $ 4,263               $2,557               $6,085
====================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                     56

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003
                                 (IN THOUSANDS)

                                                          Hawaii                                   Treasury
                                                        Municipal              Money                Money
                                                           Bond                Market               Market
                                                           Fund                 Fund                 Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                        $4,204               $1,570               $2,247
-------------------------------------------------------------------------------------------------------------
   Total Investment Income                                 4,204                1,570                2,247
-------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                                   325                  348                  525
   Shareholder Servicing Fees                                232                  290                  437
   Administrative Fees                                       186                  232                  350
   Distribution Fees, Class A                                 42                   --                   --
   Transfer Agent Fees                                        29                   30                   25
   Professional Fees                                          19                   24                   46
   Trustees Fees                                              11                   15                   24
   Custody Fees                                                8                    7                   14
   Printing Fees                                               4                    7                    9
   Registration Fees                                           1                    2                    2
   Miscellaneous Expenses                                      4                    5                   17
-------------------------------------------------------------------------------------------------------------
      Total Expenses                                         861                  960                1,449
-------------------------------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees                             (142)                (102)                (262)
        Administrative Fees                                 (121)                (102)                (154)
        Shareholder Servicing Fees                          (139)                (174)                (262)
-------------------------------------------------------------------------------------------------------------
            Total Waivers                                   (402)                (378)                (678)
-------------------------------------------------------------------------------------------------------------
      Total Net Expenses                                     459                  582                  771
-------------------------------------------------------------------------------------------------------------
   Net Investment Income                                   3,745                  988                1,476
-------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments                           1,633                   --                   21
Change in Unrealized Appreciation
   on Investments                                          1,738                   --                   --
-------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain
   on Investments                                          3,371                   --                   21
-------------------------------------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations                              $7,116               $  988               $1,497
=============================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2003                           57             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
          FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND
                        THE YEAR ENDED DECEMBER 31, 2002
                                 (IN THOUSANDS)

                                                                                                      Equity Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                          2003                      2002
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                                                $    338                   $    428
   Net Realized Loss on Investments                                                         (903)                   (21,478)
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                                       14,263                    (31,683)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting From Operations                            13,698                    (52,733)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                                             (352)                      (420)
     Class A Shares                                                                           (2)                        --
------------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                                                 (354)                      (420)
------------------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                                                     13,344                    (53,153)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                                           4,075                     19,672
     Reinvestments of Cash Distributions                                                     210                        246
     Cost of Shares Redeemed                                                             (11,571)                   (53,829)
------------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions                              (7,286)                   (33,911)
------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                                              47                        459
     Reinvestments of Cash Distributions                                                       1                         --
     Cost of Shares Redeemed                                                                (286)                    (1,036)
------------------------------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                                            (238)                      (577)
------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                                        (7,524)                   (34,488)
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                                 5,820                    (87,641)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                                                 131,584                    219,225
------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                      $137,404                   $131,584
==============================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued                                                                                  525                      2,383
     Issued in Lieu of Cash Distributions                                                     26                         33
     Redeemed                                                                             (1,532)                    (6,627)
------------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                                        (981)                    (4,211)
------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                                             6                         49
     Shares Redeemed                                                                         (37)                      (116)
------------------------------------------------------------------------------------------------------------------------------
        Total Class A Share Transactions                                                     (31)                       (67)
------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Shares Outstanding from Share Transactions                                (1,012)                    (4,278)
==============================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                     58

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE
                          YEAR ENDED DECEMBER 31, 2002
                                 (IN THOUSANDS)

                                                               Strategic                                Tax Managed
                                                             Growth Fund(1)                           Equity Fund(2)
---------------------------------------------------------------------------------------------------------------------------
                                                                   2003           2002            2003              2002
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                                 $   (81)        $   (58)        $   103           $    33
   Net Realized Gain (Loss) on Investments                       (1,171)         (2,035)             40                12
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                               5,515            (833)          2,414              (430)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting From Operations    4,263          (2,926)          2,557              (385)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                      --              --            (107)              (33)
---------------------------------------------------------------------------------------------------------------------------
        Total Distributions                                          --              --            (107)              (33)
---------------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                             4,263          (2,926)          2,450              (418)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                  3,029          22,869           6,857            25,278
     Reinvestments of Cash Distributions                             --              --               2                --
     Cost of Shares Redeemed                                       (869)            (44)         (2,786)             (225)
---------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions      2,160          22,825           4,073            25,053
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions                                2,160          22,825           4,073            25,053
---------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                   6,423          19,899           6,523            24,635
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                         19,899              --          24,635                --
---------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $26,322         $19,899         $31,158           $24,635
===========================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                  339           2,308             700             2,527
     Shares Issued in Lieu of Cash Distributions                     --              --              --                --
     Shares Redeemed                                                (89)             (5)           (282)              (22)
---------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                250           2,303             418             2,505
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Shares Outstanding from Share Transactions          250           2,303             418             2,505
===========================================================================================================================

(1) COMMENCED OPERATIONS ON JULY 1, 2002.

(2) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2003                           59             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE
                          YEAR ENDED DECEMBER 31, 2002
                                 (IN THOUSANDS)

                                                                            High Grade                       Hawaii Municipal
                                                                           Income Fund                          Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                   2003               2002               2003                2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                         $  2,707           $  5,851           $  3,745            $  7,597
   Net Realized Gain on Investments                                 3,834                576              1,633               1,253
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                                 (456)             8,053              1,738               8,384
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                 6,085             14,480              7,116              17,234
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                    (2,702)            (5,833)            (3,106)             (6,293)
     Class A Shares                                                    (7)               (17)              (641)             (1,289)
   Capital Gains:
     Institutional Class Shares                                        --                 --                 --                (600)
     Class A Shares                                                    --                 --                 --                (133)
------------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                       (2,709)            (5,850)            (3,747)             (8,315)
------------------------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                               3,376              8,630              3,369               8,919
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                    5,486             23,640             10,109               22,766
     Reinvestments of Cash Distributions                              968              1,748                423                  945
     Cost of Shares Redeemed                                      (10,488)           (19,891)            (9,494)            (17,946)
------------------------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions      (4,034)             5,497              1,038               5,765
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                       26                169              1,962               4,677
     Reinvestments of Cash Distributions                                7                 14                263                 613
     Cost of Shares Redeemed                                          (78)              (110)            (4,080)             (3,936)
------------------------------------------------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                     (45)                73             (1,855)              1,354
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From
   Capital Share Transactions                                      (4,079)             5,570               (817)              7,119
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                           (703)            14,200              2,552              16,038
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                            138,941            124,741            183,743             167,705
------------------------------------------------------------------------------------------------------------------------------------
   End of Period                                                 $138,238           $138,941           $186,295            $183,743
====================================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                    510              2,310                901               2,089
     Shares Issued in Lieu of Cash Distributions                       89                170                 37                  86
     Shares Redeemed                                                 (979)            (1,934)              (843)             (1,629)
------------------------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Share Transactions                (380)               546                 95                 546
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                      2                 17                174                 429
     Shares Issued in Lieu of Cash Distributions                        1                  1                 23                  56
     Shares Redeemed                                                   (7)               (11)              (358)               (359)
------------------------------------------------------------------------------------------------------------------------------------
         Total Class A Share Transactions                              (4)                 7               (161)                126
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                           (384)                553               (66)                 672
====================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                     60

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE
                          YEAR ENDED DECEMBER 31, 2002
                                 (IN THOUSANDS)

                                                                           Money Market                  Treasury Money Market
                                                                               Fund                             Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                       2003            2002             2003              2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                            $    988         $  3,690         $  1,476         $  4,508
   Net Realized Gain (Loss) on Investments                                --                1               21               (9)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                      988            3,691            1,497            4,499
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                         (988)          (3,687)          (1,476)          (4,508)
     Class A Shares                                                       --               (3)              --               --
------------------------------------------------------------------------------------------------------------------------------------
        Total Dividends                                                 (988)          (3,690)          (1,476)          (4,508)
------------------------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                                     --                1               21               (9)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Institutional Class Shares:
     Proceeds from Shares Issued                                     185,542          498,190          415,340          879,834
     Reinvestments of Cash Distributions                                  15               60                7               25
     Cost of Shares Redeemed                                        (208,893)        (569,687)        (422,041)        (920,594)
------------------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital  Share Transactions        (23,336)         (71,437)          (6,694)         (40,735)
------------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                          --                9               --               --
     Reinvestments of Cash Distributions                                   1                3               --               --
     Cost of Shares Redeemed                                             (65)            (325)              --               --
------------------------------------------------------------------------------------------------------------------------------------
        Total Class A Capital  Share Transactions                        (64)            (313)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                   (23,400)         (71,750)          (6,694)         (40,735)
------------------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                      (23,400)         (71,749)          (6,673)         (40,744)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                             238,686          310,435          331,678          372,422
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                  $215,286         $238,686         $325,005         $331,678
====================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2003                           61             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                                     DIVIDENDS AND
                                                                INVESTMENT ACTIVITIES              DISTRIBUTIONS FROM
                                                            --------------------------      ------------------------------
                                                                              TOTAL
                                NET ASSET                   NET REALIZED    INVESTMENT                                       TOTAL
                                 VALUE,          NET       AND UNREALIZED   ACTIVITIES         NET                         DIVIDENDS
                                BEGINNING     INVESTMENT   GAIN (LOSS) ON      FROM         INVESTMENT      CAPITAL           AND
                                OF PERIOD    INCOME (LOSS)   INVESTMENTS     OPERATIONS      INCOME          GAINS     DISTRIBUTIONS
                                --------     -------------  -------------   -----------    ----------       -------       ----------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2003(1)                          $ 7.53         $ 0.02         $ 0.82         $ 0.84         $(0.02)        $   --           $(0.02)
2002(1)                           10.08           0.02          (2.55)         (2.53)         (0.02)            --            (0.02)
2001                              13.55             --          (3.47)         (3.47)            --             --               --
2000                              17.88             --          (2.77)         (2.77)            --          (1.56)           (1.56)
1999(1)                           15.28             --           3.68           3.68             --          (1.08)           (1.08)
1998                              12.06           0.05           3.88           3.93          (0.05)         (0.66)           (0.71)
CLASS A SHARES:
2003(1)                          $ 7.49         $ 0.01         $ 0.81         $ 0.82         $(0.01)        $   --           $(0.01)
2002(1)                           10.01             --          (2.52)         (2.52)            --             --               --
2001                              13.49          (0.07)         (3.41)         (3.48)            --             --               --
2000                              17.87             --          (2.82)         (2.82)            --          (1.56)           (1.56)
1999(2)                           15.74             --           3.19           3.19             --          (1.06)           (1.06)
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003                             $ 8.64         $(0.03)        $ 1.70         $ 1.67         $   --         $   --           $   --
2002(3)                           10.00          (0.03)         (1.33)         (1.36)            --             --               --
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2003                             $ 9.83         $ 0.04         $ 0.83         $ 0.87         $(0.04)        $   --           $(0.04)
2002(4)                           10.00           0.01          (0.17)         (0.16)         (0.01)            --            (0.01)
---------------------
HIGH GRADEINCOME FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003                             $10.67         $ 0.21         $ 0.27         $ 0.48         $(0.21)        $   --           $(0.21)
2002                              10.00           0.46           0.67           1.13          (0.46)            --            (0.46)
2001                               9.81           0.50           0.19           0.69          (0.50)            --            (0.50)
2000                               9.39           0.52           0.42           0.94          (0.52)            --            (0.52)
1999                              10.43           0.48          (0.92)         (0.44)         (0.50)         (0.10)           (0.60)
1998                              10.23           0.54           0.37           0.91          (0.54)         (0.17)           (0.71)
CLASS A SHARES:
2003                             $10.62         $ 0.20         $ 0.27         $ 0.47         $(0.20)        $   --           $(0.20)
2002                               9.96           0.43           0.66           1.09          (0.43)            --            (0.43)
2001                               9.76           0.48           0.19           0.67          (0.47)            --            (0.47)
2000                               9.35           0.52           0.38           0.90          (0.49)            --            (0.49)
1999(2)                            9.69           0.19          (0.19)            --          (0.24)         (0.10)           (0.34)

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A
    SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION
    OF FUND SHARES.
  * ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds                     62

                                                                                                              RATIO OF NET
                                                                                                               INVESTMENT
                                                                                      RATIO OF                  INCOME
                                                                         RATIO OF     EXPENSES   RATIO OF NET  (LOSS) TO
                                NET ASSET                 NET ASSETS,   EXPENSES TO  TO AVERAGE   INVESTMENT   AVERAGE
                                 VALUE,                     END OF        AVERAGE    NET ASSETS  INCOME (LOSS) NET ASSETS  PORTFOLIO
                                 END OF       TOTAL         PERIOD         NET     EXCLUDING FEE  TO AVERAGE    EXCLUDING   TURNOVER
                                 PERIOD      RETURN+        (000)         ASSETS      WAIVERS    NET ASSETS    FEE WAIVERS     RATE
                                 ------      -------       --------       ------      -------    ----------    -----------  --------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2003(1)                          $ 8.35       11.19%       $135,883       1.00%*       1.27%*       0.53%*       0.26%*        18%
2002(1)                            7.53      (25.06)        129,981       1.00         1.27         0.24        (0.03)         60
2001                              10.08      (25.61)        216,412       1.00         1.27           --        (0.27)         86
2000                              13.55      (16.20)        300,565       1.00         1.28        (0.23)       (0.51)         52
1999(1)                           17.88       24.37         391,227       1.00         1.27        (0.01)       (0.28)         58
1998                              15.28       33.05         101,817       1.00         1.32         0.38         0.06          41
Class A Shares:
2003(1)                          $ 8.30       10.98%        $ 1,521       1.25%*       1.52%*       0.29%*       0.02%*        18%
2002(1)                            7.49      (25.17)          1,603       1.25         1.52        (0.02)       (0.29)         60
2001                              10.01      (25.80)          2,813       1.25         1.52        (0.29)       (0.56)         86
2000                              13.49      (16.49)         10,631       1.25         1.53        (0.51)       (0.79)         52
1999(2)                           17.87       20.52             583       1.25*        1.61*       (0.33)*      (0.69)*        58
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003                             $10.31       19.33%       $ 26,322       1.25%*       1.58%*      (0.72)%*     (1.05)%*       35%
2002(3)                            8.64      (13.60)         19,899       1.25*        1.67*       (0.61)*      (1.03)*        50
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2003                             $10.66        8.84%       $ 31,158       1.00%*       1.46%*       0.74%*       0.28%*        15%
2002(4)                            9.83       (1.57)         24,635       1.00*        1.50*        0.99*        0.49*          1
---------------------
HIGH GRADEINCOME FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003                             $10.94        4.57%       $137,850       0.76%*       1.09%*       3.99%*       3.66%*        33%
2002                              10.67       11.54         138,516       0.76         1.09         4.45         4.12          19
2001                              10.00        7.16         124,416       0.76         1.09         5.02         4.69          89
2000                               9.81       10.25         127,888       0.77         1.14         5.41         5.04          88
1999                               9.39       (4.34)        127,881       0.80         1.19         5.12         4.73          56
1998                              10.43        9.09          24,901       0.80         1.21         5.21         4.80          98
CLASS A SHARES:
2003                             $10.89        4.46%          $ 388       1.01%*       1.34%*       3.77%*       3.44%*        33%
2002                              10.62       11.19             425       1.01         1.34         4.21         3.88          19
2001                               9.96        7.02             325       1.01         1.34         4.72         4.39          89
2000                               9.76        9.85              26       1.02         1.39         5.24         4.87          88
1999(2)                            9.35       (0.05)              1       1.05*        1.87*        4.89*        4.07*         56




(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JUNE 14, 1999.
(3) COMMENCED OPERATIONS ON JULY 1, 2002.
(4) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2003                           63             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                                 DIVIDENDS AND
                                                   INVESTMENT ACTIVITIES                      DISTRIBUTIONS FROM
                                               --------------------------                    -----------------------
                                                                               TOTAL
                               NET ASSET                    NET REALIZED     INVESTMENT                                     TOTAL
                                VALUE,           NET       AND UNREALIZED    ACTIVITIES         NET                       DIVIDENDS
                               BEGINNING     INVESTMENT   GAIN (LOSS) ON        FROM         INVESTMENT      CAPITAL          AND
                               OF PERIOD       INCOME       INVESTMENTS      OPERATIONS       INCOME          GAINS     DISTRIBUTION
                              ----------       ------       -----------      ----------       -------        -------    ------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003                            $11.20         $ 0.23         $ 0.20          $ 0.43          $(0.23)        $   --          (0.23)
2002                             10.66           0.47           0.57            1.04           (0.46)         (0.04)         (0.50)
2001                             10.70           0.49          (0.04)           0.45           (0.49)            --          (0.49)
2000                              9.98           0.50           0.72            1.22           (0.50)            --          (0.50)
1999                             10.77           0.48          (0.75)          (0.27)          (0.50)         (0.02)         (0.52)
1998                             10.67           0.51           0.10            0.61           (0.51)            --          (0.51)
CLASS A SHARES:
2003                            $11.20         $ 0.21         $ 0.21          $ 0.42          $(0.21)        $   --         $(0.21)
2002                             10.66           0.44           0.58            1.02           (0.44)         (0.04)         (0.48)
2001                             10.69           0.46          (0.02)           0.44           (0.47)            --          (0.47)
2000                              9.97           0.46           0.73            1.19           (0.47)            --          (0.47)
1999(1)                          10.42           0.26          (0.44)          (0.18)          (0.25)         (0.02)         (0.27)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2003                            $ 1.00         $   --         $   --          $   --          $   --         $   --         $   --
2002                              1.00           0.01             --            0.01           (0.01)            --          (0.01)
2001                              1.00           0.04             --            0.04           (0.04)            --          (0.04)
2000                              1.00           0.06             --            0.06           (0.06)            --          (0.06)
1999                              1.00           0.05             --            0.05           (0.05)            --          (0.05)
1998                              1.00           0.05             --            0.05           (0.05)            --          (0.05)
CLASS A SHARES:
2003                            $ 1.00         $   --         $   --          $   --          $   --         $   --         $   --
2002                              1.00           0.01             --            0.01           (0.01)            --          (0.01)
2001(2)                           1.00           0.02             --            0.02           (0.02)            --          (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003                            $ 1.00         $   --         $   --          $   --          $   --           $ --         $   --
2002                              1.00           0.01             --            0.01           (0.01)            --          (0.01)
2001                              1.00           0.04             --            0.04           (0.04)            --          (0.04)
2000                              1.00           0.06             --            0.06           (0.06)            --          (0.06)
1999                              1.00           0.05             --            0.05           (0.05)            --          (0.05)
1998                              1.00           0.05             --            0.05           (0.05)            --          (0.05)


  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
    SHAREHOLDER WOULD PAY ON FUND IDISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * ANNUALIZED.
(1) COMMENCED OPERATIONS ON JUNE 14, 1999.
(2) COMMENCED OPERATIONS ON MAY 1, 2001.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                     64

--------------------------------------------------------------------------------


                                                                                                                RATIO OF NET
                                                                                      RATIO OF      RATIO OF     INVESTMENT
                                                                         RATIO        EXPENSES        NET          INCOME
                               NET ASSET                NET ASSETS,   EXPENSES TO   TO AVERAGE     INVESTMENT    TO AVERAGE    PORT-
                                VALUE,                    END OF        AVERAGE      NET ASSETS      INCOME      NET ASSETS    FOLIO
                                END OF      TOTAL         PERIOD          NET      EXCLUDING FEE   TO AVERAGE     EXCLUDING TURNOVER
                                PERIOD      RETURN+        (000)         ASSETS        WAIVERS     NET ASSETS    FEE WAIVERS  RATE
                                ------     -------       --------       -------        -------     ----------    -----------  ------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003                            $11.40       3.86%       $154,074        0.45%*        0.88%*        4.08%*        3.65%*        12%
2002                             11.20      10.02         150,287        0.45          0.89          4.23          3.79          26
2001                             10.66       4.24         137,206        0.45          0.88          4.54          4.11           4
2000                             10.70      12.61         134,901        0.44          0.92          4.89          4.41          19
1999                              9.98      (2.65)        141,341        0.41          0.99          4.79          4.21          14
1998                             10.77       5.84          35,751        0.41          1.01          4.74          4.14          21
CLASS A SHARES:
2003                            $11.41       3.83%       $ 32,221        0.70%*        1.13%*        3.83%*        3.40%*        12%
2002                             11.20       9.75          33,456        0.70          1.14          3.98          3.54          26
2001                             10.66       4.13          30,499        0.70          1.13          4.29          3.86           4
2000                             10.69      12.34          19,951        0.69          1.17          4.63          4.15          19
1999(1)                           9.97      (1.76)          6,131        0.66*         1.24*         4.89*         4.31*         14
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2003                            $ 1.00       0.42%       $215,162        0.50%*        0.83%*        0.85%*        0.52%*       n/a
2002                              1.00       1.34         238,498        0.50          0.81          1.33          1.02         n/a
2001                              1.00       3.86         309,935        0.50          0.82          3.71          3.39         n/a
2000                              1.00       6.13         305,678        0.50          0.83          5.95          5.62         n/a
1999                              1.00       4.88         284,291        0.50          0.84          4.78          4.44         n/a
1998                              1.00       5.26         268,318        0.50          0.81          5.12          4.81         n/a
CLASS A SHARES:
2003                            $ 1.00       0.30%       $    124        0.75%*        1.08%*        0.61%*        0.28%*       n/a
2002                              1.00       1.08             188        0.75          1.06          1.10          0.79         n/a
2001(2)                           1.00       1.96             500        0.75*         1.07*         2.66*         2.34*        n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003                            $ 1.00       0.42%       $325,005        0.44%*        0.83%*        0.84%*        0.45%*       n/a
2002                              1.00       1.29         331,678        0.44          0.83          1.28          0.89         n/a
2001                              1.00       3.68         372,422        0.44          0.85          3.68          3.27         n/a
2000                              1.00       5.89         455,612        0.44          0.82          5.73          5.35         n/a
1999                              1.00       4.65         331,064        0.44          0.85          4.56          4.15         n/a
1998                              1.00       5.10         299,844        0.44          0.84          4.98          4.58         n/a



June 30, 2003                           65             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Equity, High Grade Income and Hawaii Municipal Bond Funds are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Bishop Street Funds' investments in equity securities which are traded on a national securities exchange are stated at the last official closing price on the principal exchange on which they are traded on valuation date or, if there is none, at the last sales price. Equity securities which are reported on the NASDAQ national market system are stated at the official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.



Bishop Street Funds                     66

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

DISCOUNTS AND PREMIUMS
Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (see Note 3) ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES
   Class-specific expenses were borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. The Equity Fund, Strategic Income Fund and Tax Managed Equity Fund declare and pay distributions from net investment income on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.

ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.


June 30, 2003                           67             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity, Strategic Growth and the Tax Managed Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
   Wellington Management Company, LLP ("Wellington") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement. Wellington is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.


Bishop Street Funds                     68

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5.  SECURITIES LENDING
   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.


6. ORGANIZATION COSTS
   Certain costs associated with the organization of the Strategic Growth and Tax Managed Equity Funds have been paid by the Funds' Investment Adviser. The Funds will not be required to reimburse the Adviser for such organization costs. These costs, including initial registration costs, were deferred and were charged to expenses during the Funds' first twelve months of operation.




June 30, 2003                           69             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



7. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 2003 are presented below for the Funds.

                                                 Strategic                    Tax                 High Grade              Hawaii
                               Equity              Growth                   Managed                 Income               Municipal
                                Fund                Fund                   Equity Fund              Fund                 Bond Fund
                               (000)               (000)                      (000)                 (000)                  (000)
                              -------             --------                   ------                -------                -------
Purchases
  U.S.
    Government
    Securities              $    --              $    --                   $   --                $    --                $    --
  Other                        22,835               10,154                    8,690                 41,957                 20,964

Sales
  U.S.
    Government
    Securities              $    --              $    --                   $   --                $  16,484              $    --
  Other                        28,283                7,947                    3,939                 36,408                 24,567

8. FEDERAL TAX INFORMATION
   It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2002 the Funds had the following capital loss carryforwards.


Bishop Street Funds                     70

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                          Treasury
                                                           Strategic       High Grade        Money         Money
                                          Equity            Growth           Income         Market         Market
                                           Fund              Fund             Fund           Fund          Fund
                                          (000)             (000)            (000)          (000)          (000)
                                        ---------          --------         -------          ----          -----
Capital loss carryforwards expiring:
   Dec. 2005                            $     --           $    --          $    --          $(2)          $ --
   Dec. 2008                                  --                --           (2,069)          (2)            --
   Dec. 2009                             (38,258)               --               --          (19)            --
   Dec. 2010                             (25,686)           (1,359)              --           --            (12)
Post-October losses                       (3,363)             (227)              --           --             --

   Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

   The aggregate gross unrealized appreciation and depreciation of securities held by the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, and Hawaii Municipal Bond Fund for Federal income tax purposes at June 30, 2003 were as follows:

                                                      Strategic                 Tax             High Grade          Hawaii
                                 Equity                 Growth                Managed            Income            Municipal
                                  Fund                  Fund                 Equity Fund          Fund             Bond Fund
                                  (000)                 (000)                   (000)            (000)              (000)
                                --------               -------                -------           --------           --------
Federal Tax Cost                $155,152               $21,805                $29,115           $163,680           $173,609
                                --------               -------                -------           --------           --------
Gross
   Unrealized
   Appreciation                   13,223                 5,005                  2,490             10,671             14,445
Gross
   Unrealized
   Depreciation                  (13,694)                 (504)                  (506)               (60)              (166)
                                --------               -------                -------           --------           --------
Net
   Unrealized
   Appreciation
   (Depreciation)               $   (471)              $ 4,501                $ 1,984           $ 10,611           $ 14,279
                                ========               =======                =======           ========           ========

9. CONCENTRATION OF CREDIT RISK
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

June 30, 2003                           71             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS



                                                                         TERM OF
                                                   POSITION           OFFICE AND
                  PERSONAL                       HELD WITH THE         LENGTH OF
                  INFORMATION(1)                   COMPANY        TIME SERVED(2)
-----------------------------------------        --------------       ----------

INDEPENDENT BOARD MEMBERS




[PHOTO OMITTED]   MR. MARTIN ANDERSON              Trustee            Since 1994
                  79



[PHOTO OMITTED]   MR. CHARLES E. CARLBOM           Trustee            Since 1999
                  68





[PHOTO OMITTED]   MR. JAMES L. HUFFMAN             Trustee            Since 1999
                  58



[PHOTO OMITTED]   MR. PETER F. SANSEVERO           Trustee            Since 1999
                  70



[PHOTO OMITTED]   MR. MANUEL R. SYLVESTER          Trustee            Since 1994
                  73



[PHOTO OMITTED]   DR. JOYCE S. TSUNODA             Trustee            Since 1994
                  65






Bishop Street Funds                     72

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                                                                         BISHOP STREET                              OTHER
                                                                         FUNDS COMPLEX                          DIRECTORSHIPS
                  PRINCIPAL OCCUPATION(S)                                 OVERSEEN BY                              HELD BY
                  DURING PAST 5 YEARS                                   BOARD MEMBER(3)                         BOARD MEMBER(4)
-----------------------------------------                             --------------------                    ------------------






PARTNER -- Goodsill, Anderson, Quinn & Stifel since 1951                        7                                  None




CHAIRMAN -- B.P.I., Inc. since 1999                                             7                                  None
PRESIDENT AND CEO -- United Grocers, Inc. (1997-1999)
                  Western Family Food, Inc.
                  Western Family Holdings, Inc. (1982-1997)



DEAN & PROFESSOR -- Lewis & Clark Law School since 1973                         7                                  None




REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND                                7                                  None
  FIRST VICE PRESIDENT -- Merrill Lynch (1958-1997)



RETIRED SINCE 1992                                                              7                                  None




VICE PRESIDENT FOR INTERNATIONAL EDUCATION-- University of Hawaii System        7                                  None
since January 2003
CHANCELLOR FOR COMMUNITY COLLEGES-- University of Hawaii since 1983
SENIOR VICE PRESIDENT-- University of Hawaii 1989-2003
VICE PRESIDENT, INTERNATIONAL EDUCATION, University of Hawaii, 2003-present


June 30, 2003                           73             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS



                                                                            TERM OF
                                                  POSITION(S)             OFFICE AND
                  PERSONAL                      HELD WITH THE              LENGTH OF
                  INFORMATION(1)                   COMPANY               TIME SERVED(2)
-----------------------------------------      --------------            -------------

INTERESTED BOARD MEMBERS(5)


[PHOTO OMITTED]   MR. PHILLIP H. CHING             Trustee                Since 1994
                  72



                                                  Trustee,
                                                Chairman and
[PHOTO OMITTED]   MR. ROBERT A. NESHER          President of              Since 1998
                  56                              the Board
                                                 of Trustees





[PHOTO OMITTED]   HONORABLE WILLIAM S. RICHARDSON  Trustee                Since 1994
                  83




OFFICERS
                  Peter J. Golden                Treasurer                     1
                  38                           and Controller




                  John Munch                   Vice President                  1
                  32                           and Secretary




Bishop Street Funds                     74

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     BISHOP STREET                           OTHER
                                                                     FUNDS COMPLEX                       DIRECTORSHIPS
PRINCIPAL OCCUPATION(S)                                               OVERSEEN BY                           HELD BY
DURING PAST 5 YEARS                                                  BOARD MEMBER(3)                   BOARD MEMBER(4)
--------------------------------------------------------             -------------                 -----------------------




RETIRED SINCE 1996                                                         7                               None
VICE CHAIRMAN -- First Hawaiian Bank (1968-1996)

                                                                                             TRUSTEE OF: THE ADVISORS' INNER CIRCLE
                                                                                             FUND, THE ARBOR FUND, EXPEDITION
CURRENTLY PERFORMS VARIOUS SERVICES ON BEHALF OF                           7                 FUNDS, SEI ASSET ALLOCATION TRUST, SEI
SEI INVESTMENTS FOR WHICH MR. NESHER IS COMPENSATED.                                         DAILY INCOME TRUST, SEI INDEX FUNDS,
EXECUTIVE VICE PRESIDENT-- SEI Investments (1986-1994)                                       SEI INSTITUTIONAL INVESTMENTS TRUST,
DIRECTOR AND EXECUTIVE VICE PRESIDENT OF THE ADVISER,                                        SEI INSTITUTIONAL MANAGED TRUST,
THE ADMINISTRATOR AND THE DISTRIBUTOR (1981-1994)                                            SEI INSTITUTIONAL INTERNATIONAL TRUST,
                                                                                             SEI INSURANCE PRODUCTS TRUST,
                                                                                             SEI LIQUID ASSET TRUST
                                                                                             AND SEI TAX EXEMPT TRUST.


RETIRED SINCE 1992                                                         7                               None






Fund Accounting Director of the Administrator                             N/A                              N/A
since 2001; Vice President, Fund Administration,
J.P. Morgan Chase & Co., 2000-2001; Vice President,
Fund & Pension Accounting, Chase Manhattan Bank,
1997-2000.

Vice President and Assistant Secretary of the                             N/A                              N/A
Administrator and Distributor since November 2001;
Associate at Howard Rice Nemorovoski Canady Falk
& Rabin, 1998-2001; Associate at Seward & Kissel,
1996-1998.




June 30, 2003                           75             www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


                                                                            TERM OF
                                                 POSITION(S)              OFFICE AND
                  PERSONAL                      HELD WITH THE              LENGTH OF
                  INFORMATION(1)                   COMPANY               TIME SERVED(2)
-----------------------------------------      --------------            ------------

                  Sherry K. Vetterlein       Vice President and                2
                  41                        Assistant Secretary




                  Todd B. Cipperman          Vice President and                6
                  37                        Assistant Secretary






                  Lydia A. Gavalis           Vice President and                4
                  39                        Assistant Secretary




                  Timothy D. Barto           Vice President and                2
                  35                        Assistant Secretary



                  William E. Zitelli         Vice President and                2
                  35                         Assistant Secretary





                  Christine M. McCullough    Vice President and               2
                  42                        Assistant Secretary



                  Lori Foo                   Vice President and               1
                  45                        Assistant Secretary

1 EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE C/O BISHOP STREET FUNDS, PO BOX 3708, HONOLULU, HI 96811. EACH OFFICER MAY
  BE CONTACTED BY WRITING TO THE OFFICER C/O SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.
2 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
  UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
3 THE "BISHOP STREET FUNDS COMPLEX" CONSISTS OF ALL REGISTERED INVESTMENT COMPANIES FOR WHICH BISHOP STREET CAPITAL MANAGEMENT
  SERVES AS INVESTMENT ADVISER. AS OF JUNE 30, 2003, THE BISHOP STREET FUNDS COMPLEX CONSISTED OF 7 FUNDS.

BISHOP STREET FUNDS                     76

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                          PORTFOLIOS IN
                                                                          BISHOP STREET                    OTHER
                                                                          FUNDS COMPLEX               DIRECTORSHIPS
                         PRINCIPAL OCCUPATION(S)                           OVERSEEN BY                   HELD BY
                           DURING PAST 5 YEARS                           BOARD MEMBER(3)             BOARD MEMBER(4)
---------------------------------------------------------                ---------------          -------------------------


Vice President and Assistant Secretary of SEI                                 N/A                        N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since January 2001;
Shareholder/Partner, Buchanan Ingersoll Professional
Corporation from 1992-2000.

 Senior Vice President and General Counsel of SEI                             N/A                        N/A
 Investments; Senior Vice President, General Counsel
 and Secretary of SEI Investments Global Funds Services
 and SEI Investments Distribution Co. since 2000;
 Vice President and Assistant Secretary of SEI
 Investments, SEI Global Funds Services and SEI
 Investments Distribution Co. from 1999-2000.

Vice President and Assistant Secretary of SEI                                 N/A                        N/A
Investments, SEI Investments Global Funds Services
and SEI Investments Distribution Co. since 1998;
Assistant General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.

Vice President and Assistant Secretary of SEI                                 N/A                        N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since  1999; Associate, Dechert (law
firm) from 1997-1999.

Vice President and Assistant Secretary of SEI                                 N/A                        N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since 2000;  Vice President, Merrill
Lynch & Co. Asset Management Group from
1998 - 2000; Associate at Pepper  Hamilton LLP
from 1997-1998.

Vice President and Assistant Secretary of SEI                                 N/A                        N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since 1999; Associate at White and
Williams LLP from 1991-1999.

Assistant Vice President of First Hawaiian Bank since                         N/A                        N/A
2000; Employed by First Hawaiian Bank since 1994.

4 DIRECTORSHIPS OF COMPANIES ARE REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF
  1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
5 MESSRS. CHING, NESHER AND RICHARDSON ARE TRUSTEES WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS THAT TERM IS
  DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

FOR MORE INFORMATION REGARDING THE TRUSTEES AND OFFICERS, PLEASE REFER TO THE STATEMENT OF ADDITIONAL INFORMATION, WHICH ISAVAILABLE UPON REQUEST BY CALLING 1-800-262-9565.

June 30, 2003                           77             www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                     NOTES

--------------------------------------------------------------------------------
                                      NOTES

--------------------------------------------------------------------------------
                                      NOTES

[BACKGROUND COMPASS GRAPHIC OMITTED]
INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64141

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & Bockius LLP
Philadelphia, PA 19103

AUDITORS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103


                        [BISHOP STREET FUNDS LOGO OMITTED]

                                   YOUR AVENUE
                               TO SOUND INVESTMENT



      FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565

                          OR YOUR INVESTMENT SPECIALIST
                               VISIT US ONLINE AT

                            WWW.BISHOPSTREETFUNDS.COM

[BISHOP STREET FUNDS LOGO OMITTED]
         BISHOP STREET FUNDS
         P.O. BOX 3708
         HONOLULU, HI 96811


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEIINVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-0900

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bishop Street Funds


By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Trustee, Chairman and
                                       President of the Board of Trustees

Date 08/22/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       --------------------
                                       Robert A. Nesher, Trustee, Chairman and
                                       President of the Board of Trustees

Date 08/22/03


By (Signature and Title)*              /s/ Peter J. Golden
                                       -------------------
                                       Peter J. Golden, Treasurer and Controller

Date 08/22/03
* Print the name and title of each signing officer under his or her signature.